JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 98.9%
Communication Services 98.9%
Activision Blizzard, Inc.	40	2,404
Alphabet Inc. - Class A (a)	16	18,318
Alphabet Inc. - Class C (a)	16	18,917
Altice USA, Inc. - Class A (a)	7	154
AMC Entertainment Holdings, Inc. - Class A (b)	3	9
AMC Networks, Inc. - Class A (a)	2	59
ANGI Homeservices Inc. (a) (b)	4	20
Anterix Inc. (a)	1	32
AT&T Inc.	384	11,205
ATN International Limited	1	36
Bandwidth Inc. - Class A (a) (b)	1	54
Boingo Wireless, Inc. (a) (b)	2	26
Boston Omaha Corporation - Class A (a) (b)	1	9
Cable One, Inc.	—	421
Cardlytics, Inc. (a)	1	37
Cargurus Inc. - Class A (a)	4	77
Cars.com Inc. (a) (b)	4	15
CenturyLink Inc.	52	492
Charter Communications, Inc. - Class A (a)	8	3,449
Cinemark Holdings, Inc.	6	63
Clear Channel Outdoor Holdings, Inc. (a) (b)	20	13
Cogent Communications Group, Inc.	2	183
Comcast Corporation - Class A	239	8,202
Consolidated Communications Holdings Inc.	4	19
Discovery, Inc. - Class A (a) (b)	8	164
Discovery, Inc. - Class C (a)	19	331
Dish Network Corporation - Class A (a)	13	268
Electronic Arts Inc. (a)	15	1,540
Emerald Holding, Inc.	2	4
Entercom Communications Corp. - Class A	7	12
Eventbrite, Inc. - Class A (a)	2	17
EverQuote, Inc. - Class A (a) (b)	—	5
EW Scripps Co. - Class A (b)	3	20
Facebook, Inc. - Class A (a)	127	21,119
Fox Corporation - Class A	19	444
Fox Corporation - Class B	9	199
Gannett Media Corp. (b)	7	10
GCI Liberty, Inc. - Class A (a)	5	292
Globalstar, Inc. (a) (b)	35	10
Glu Mobile Inc. (a)	6	40
Gogo LLC (a) (b)	3	7
Gray Television, Inc. (a)	5	52
Hemisphere Media Group, Inc. - Class A (a)	1	9
IAC/InterActiveCorp (a)	4	746
iHeartMedia, Inc. - Class A (a) (b)	3	24
IMAX Corporation (a)	3	27
Interpublic Group of Cos. Inc.	21	334
Iridium Communications Inc. (a)	6	136
John Wiley & Sons Inc. - Class A	2	88
Liberty Braves Group - Class A (a)	1	10
Liberty Braves Group - Class C (a)	2	37
Liberty Broadband Corp. - Class C (a)	6	626
Liberty Global PLC - Class A (a)	8	138
Liberty Global PLC - Class C (a) (b)	22	346
Liberty Latin America Ltd. - Class A (a)	2	25
Liberty Latin America Ltd. - Class C (a)	6	62
Liberty Media Corporation - Class C (a)	11	291
Liberty SiriusXM Group - Class A (a)	5	143
Liberty SiriusXM Group - Class C (a)	9	275
Liberty TripAdvisor Holdings Inc. - Class A (a)	4	7
Lions Gate Entertainment Corp. - Class A (a) (b)	3	19
Lions Gate Entertainment Corp. - Class B (a)	6	34
Live Nation Entertainment, Inc. (a) (b)	8	348
Loral Spacecom Corporation (a)	1	11
Marcus Corp.	1	14
Match Group, Inc. (a) (b)	3	189
Meredith Corporation (b)	2	25
MSG Networks Inc. - Class A (a) (b)	2	25
National CineMedia, Inc.	4	11
Netflix, Inc. (a)	23	8,648
New York Times Co. - Class A	8	239
News Corporation - Class A	21	186
Nexstar Media Group, Inc. - Class A (b)	2	143
Omnicom Group Inc.	12	632
ORBCOMM Inc. (a)	4	11
Pinterest, Inc. - Class A (a)	15	234
QuinStreet, Inc. (a)	2	19
Roku Inc. - Class A (a) (b)	5	418
Scholastic Corp.	2	41
Shenandoah Telecommunications Company	2	119
Sinclair Broadcast Group Inc. - Class A (b)	3	54
Sirius XM Holdings Inc. (b)	79	392
Snap Inc. - Class A (a)	39	466
Sprint Corporation (a)	43	374
Take-Two Interactive Software Inc. (a)	6	710
TechTarget, Inc. (a)	1	27
TEGNA Inc.	11	124
Telephone & Data Systems Inc.	5	87
The Madison Square Garden Company - Class A (a)	1	170
T-Mobile USA, Inc. (a)	18	1,512
Tribune Publishing Company, LLC	1	8
TripAdvisor Inc.	5	92
Truecar, Inc. (a)	4	9
Twitter, Inc. (a)	39	955
US Cellular Corp. (a)	1	22
Verizon Communications Inc.	218	11,693
ViacomCBS Inc. - Class B	30	418
Vonage Holdings Corp. (a)	12	88
Walt Disney Co.	95	9,163
WideOpenWest, Inc. (a)	2	7
World Wrestling Entertainment, Inc. - Class A (b)	3	87
Yelp Inc. - Class A (a)	4	68
Zillow Group, Inc. - Class C (a) (b)	7	246
Zynga Inc. - Class A (a)	45	311
Total Common Stocks (cost $138,631)		130,521
SHORT TERM INVESTMENTS 2.5%
Securities Lending Collateral 1.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	1,957	1,957
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	1,077	1,077
U.S. Treasury Bill 0.2%
Treasury, United States Department of
0.21%, 06/18/20 (e) (f)	56	56
0.05%, 12/31/20 (e) (f)	76	76
0.15%, 02/25/21 (e) (f)	102	102
		234
Total Short Term Investments (cost $3,268)		3,268
Total Investments 101.4% (cost $141,899)		133,789
Other Derivative Instruments (0.0)%		(11)
Other Assets and Liabilities, Net (1.4)%		(1,851)
Total Net Assets 100.0%		131,927

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/Mellon Communication Services Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Communication Services Select Sector Index	29	June 2020	1,594	(11)	76

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 98.9%
Consumer Discretionary 98.9%
1-800-Flowers.Com, Inc. - Class A (a) (b)	8	111
Aaron's, Inc.	25	561
Abercrombie & Fitch Co. - Class A (b)	24	215
Acushnet Holdings Corp.	12	310
Adient Public Limited Company (a)	32	286
Adtalem Global Education Inc. (a)	20	531
Advance Auto Parts, Inc.	26	2,380
Amazon.com, Inc. (a)	156	303,347
American Axle & Manufacturing Holdings, Inc. (a)	41	146
American Eagle Outfitters, Inc.	58	462
American Outdoor Brands Corporation (a)	20	165
American Public Education, Inc. (a)	6	132
America's Car Mart, Inc. (a)	2	137
Aptiv PLC	94	4,632
Aramark (b)	92	1,835
Asbury Automotive Group, Inc. (a)	7	404
At Home Group, Inc. (a) (b)	20	40
Autoliv, Inc.	30	1,389
AutoNation, Inc. (a)	20	564
AutoZone, Inc. (a)	9	7,455
BBX Capital Corporation - Class A	28	65
Beazer Homes USA, Inc. (a)	11	73
Bed Bath & Beyond Inc. (b)	44	187
Best Buy Co., Inc. (b)	88	5,005
Big Lots, Inc. (b)	15	215
BJ's Restaurants, Inc.	8	112
Bloomin' Brands, Inc.	32	227
Booking Holdings Inc. (a)	15	20,801
Boot Barn Holdings, Inc. (a)	11	144
BorgWarner Inc.	76	1,850
Boyd Gaming Corporation	30	439
Bright Horizons Family Solutions Inc. (a)	21	2,184
Brinker International Inc. (b)	13	154
Brunswick Corp.	30	1,076
Buckle Inc. (b)	11	156
Burlington Stores Inc. (a)	24	3,856
Caesars Entertainment Corp. (a)	202	1,366
Caleres Inc.	17	86
Callaway Golf Co.	32	322
Camping World Holdings, Inc. - Class A (b)	15	84
Capri Holdings Limited (a)	55	590
Carmax Inc. (a) (b)	61	3,262
Carnival Plc (b)	155	2,044
Carriage Services Inc.	6	99
Carrols Restaurant Group, Inc. (a)	15	28
Carter's Inc.	16	1,069
Carvana Co. - Class A (a) (b)	17	952
Cato Corp. - Class A (b)	8	83
Cavco Industries Inc. (a)	3	448
Century Communities Inc. (a)	10	145
Cheesecake Factory Inc. (b)	15	259
Chegg, Inc. (a)	40	1,434
Chico's FAS Inc.	44	56
Childrens Place Retail Stores Inc. (b)	6	123
Chipotle Mexican Grill Inc. (a)	10	6,393
Choice Hotels International Inc.	13	822
Churchill Downs Inc.	13	1,342
Chuy's Holdings Inc. (a)	6	56
Columbia Sportswear Co.	11	774
Conn's Inc. (a) (b)	7	29
Cooper Tire & Rubber Co.	18	289
Cooper-Standard Holdings Inc. (a) (b)	7	72
Core-Mark Holding Co. Inc.	17	474
Cracker Barrel Old Country Store, Inc. (b)	7	611
Crocs Inc. (a)	23	395
D.R. Horton, Inc.	130	4,406
Dana Holding Corp.	51	400
Darden Restaurants Inc. (b)	45	2,457
Dave & Buster's Entertainment Inc. (b)	12	161
Deckers Outdoor Corp. (a)	10	1,373
Del Taco Restaurants Inc. (a)	13	44
Delphi Technologies PLC (a)	30	245
Denny's Corporation (a)	23	179
Designer Brands Inc. - Class A	23	113
Dick's Sporting Goods Inc.	23	483
Dillard's Inc. - Class A (b)	4	151
Dine Brands Global Inc.	6	182
Dollar General Corp.	95	14,347
Dollar Tree Inc. (a)	87	6,399
Domino's Pizza, Inc.	14	4,631
Dorman Products Inc. (a)	11	580
Duluth Holdings Inc. - Class B (a) (b)	8	34
Dunkin' Brands Group Inc.	30	1,604
eBay Inc.	286	8,591
El Pollo Loco Holdings Inc. (a) (b)	7	62
Eldorado Resorts, Inc. (a) (b)	23	338
Ethan Allen Interiors Inc.	8	85
ETSY, Inc. (a)	44	1,673
Everi Holdings Inc. (a)	29	96
Expedia Group, Inc.	51	2,892
Extended Stay America, Inc. - Class B	66	482
Five Below, Inc. (a)	20	1,442
Floor & Decor Holdings Inc. (a)	26	830
Foot Locker, Inc.	40	880
Ford Motor Company	1,440	6,957
Fossil Group, Inc. (a) (b)	20	65
Fox Factory Holding Corp. (a)	14	600
Frontdoor, Inc. (a)	31	1,069
Funko Inc. - Class A (a) (b)	7	29
GameStop Corp. - Class A (b)	32	111
Gap Inc. (b)	83	585
Garmin Ltd.	49	3,663
Garrett Motion Inc. (a)	31	87
General Motors Company	475	9,878
Genesco Inc. (a)	6	74
Gentex Corp.	94	2,074
Gentherm Incorporated (a)	12	374
Genuine Parts Co.	54	3,626
G-III Apparel Group, Ltd. (a) (b)	16	123
Golden Entertainment, Inc. (a)	9	56
Gopro Inc. - Class A (a) (b)	50	131
Graham Holdings Co.	2	537
Grand Canyon Education, Inc. (a)	18	1,353
Green Brick Partners Inc. (a)	11	91
Group 1 Automotive Inc.	7	301
Groupon Inc. - Class A (a) (b)	179	176
Grubhub Holdings Inc. (a) (b)	34	1,387
Guess Inc. (b)	18	120
H & R Block, Inc.	75	1,052
Hamilton Beach Brands Holding Company	3	31
Hanesbrands Inc.	132	1,039
Harley-Davidson, Inc.	57	1,075
Hasbro, Inc.	48	3,427
Haverty Furniture Cos. Inc.	6	71
Helen of Troy Ltd (a)	9	1,319
Hibbett Sports Inc. (a) (b)	7	75
Hilton Grand Vacations Inc. (a)	32	506
Hilton Worldwide Holdings Inc.	99	6,766
Hooker Furniture Corp. (b)	5	72
Houghton Mifflin Harcourt Company (a)	39	73
Installed Building Products, Inc. (a)	8	325
iRobot Corp. (a) (b)	10	415
J.C. Penney Co. Inc. (a) (b)	132	48
Jack in the Box Inc.	8	287
Johnson Outdoors Inc. - Class A	3	166
K12 Inc. (a)	15	280
KB Home	29	517
Kohl's Corporation	58	852
Kontoor Brands, Inc. (b)	18	346
L Brands, Inc.	86	996
Lands' End, Inc. (a) (b)	5	27
Las Vegas Sands Corp.	128	5,431
Laureate Education Inc. - Class A (a)	43	453
La-Z-Boy Inc.	16	339
LCI Industries	9	629
Lear Corporation	21	1,716

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Leggett & Platt Inc.	48	1,280
Lennar Corporation - Class A	104	3,960
Levi Strauss & Co. - Class A (b)	18	226
LGI Homes, Inc. (a)	7	336
Lindblad Expeditions Holdings Inc. (a)	11	46
Lithia Motors Inc. - Class A	8	686
LKQ Corporation (a)	113	2,313
Lowe`s Companies, Inc.	284	24,411
Lululemon Athletica Inc. (a)	41	7,762
Lumber Liquidators, Inc. (a) (b)	13	59
M/I Homes, Inc. (a)	10	160
Macy's, Inc. (b)	115	564
Malibu Boats, Inc. - Class A (a)	7	209
Marine Products Corp.	4	31
MarineMax Inc. (a)	7	68
Marriott International, Inc. - Class A (b)	103	7,688
Marriott Vacations Worldwide Corporation	13	740
MasterCraft Boat Holdings, Inc. (a)	8	60
Mattel, Inc. (a) (b)	128	1,124
McDonald's Corporation	278	45,985
MDC Holdings Inc.	18	415
MercadoLibre S.R.L (a)	17	8,084
Meritage Homes Corporation (a)	13	474
MGM Resorts International	182	2,144
Modine Manufacturing Co. (a)	15	50
Mohawk Industries Inc. (a)	22	1,704
Monarch Casino & Resort Inc. (a)	5	132
Monro Inc. (b)	12	546
Motorcar Parts of America Inc. (a) (b)	6	81
Movado Group Inc.	7	82
Murphy USA Inc. (a)	11	920
National Vision Holdings, Inc. (a)	29	565
Newell Brands Inc.	147	1,954
NIKE, Inc. - Class B	460	38,074
Nordstrom Inc.	40	616
Norwegian Cruise Line Holdings Ltd. (a)	77	849
NVR, Inc. (a) (b)	1	3,342
Office Depot Inc.	208	341
Ollie's Bargain Outlet Holdings Inc. (a) (b)	21	963
OneSpaWorld Holdings Limited (b)	18	72
O'Reilly Automotive, Inc. (a)	28	8,422
Oxford Industries Inc. (b)	6	228
Papa John's International Inc. (b)	7	398
Party City Holdco Inc. (a) (b)	26	12
Penn National Gaming Inc. (a) (b)	41	523
Penske Automotive Group, Inc.	14	379
Perdoceo Education Corporation (a)	26	277
PetMed Express Inc. (b)	7	211
Planet Fitness, Inc. - Class A (a)	30	1,479
Playa Hotels & Resorts N.V. (a)	26	45
PlayAGS, Inc. (a)	11	30
Polaris Industries Inc.	21	1,015
Pool Corporation	15	2,924
Pulte Homes Inc.	95	2,124
PVH Corp.	27	1,025
Quotient Technology Inc. (a)	26	168
Qurate Retail, Inc. - Class A (a)	142	870
Ralph Lauren Corp. - Class A	18	1,209
Red Robin Gourmet Burgers, Inc. (a) (b)	6	49
Red Rock Resorts, Inc. - Class A	24	208
Regis Corp. (a) (b)	8	47
Rent-A-Center, Inc.	17	242
Revolve Group - Class A (a)	5	45
RH (a) (b)	6	613
Ross Stores Inc.	134	11,629
Royal Caribbean Cruises Ltd. (b)	66	2,107
Ruth's Hospitality Group Inc.	11	72
Sally Beauty Holdings, Inc. (a)	41	335
Scientific Games Corporation - Class A (a) (b)	18	170
Seaworld Entertainment, Inc. (a) (b)	20	218
Service Corp. International	68	2,654
ServiceMaster Holding Corporation (a)	50	1,363
Shake Shack Inc. - Class A (a) (b)	12	442
Shoe Carnival Inc. (b)	5	103
Shutterstock Inc.	7	238
Signet Jewelers Limited	20	129
Six Flags Operations Inc.	27	340
Skechers U.S.A. Inc. - Class A (a)	49	1,169
Skyline Corp. (a)	19	301
Sleep Number Corporation (a)	11	208
Sonic Automotive, Inc. - Class A	9	116
Sonos, Inc. (a)	9	75
Stamps.com Inc. (a)	6	778
Standard Motor Products Inc.	7	299
Starbucks Corporation	436	28,676
Steven Madden Ltd.	29	674
Stitch Fix, Inc. - Class A (a) (b)	19	244
Stoneridge, Inc. (a)	11	183
Strategic Education, Inc.	8	1,146
Sturm Ruger & Co. Inc.	6	320
Tapestry Inc.	101	1,302
Target Corporation	187	17,406
Taylor Morrison Home II Corporation - Class A (a)	46	501
Tempur Sealy International, Inc. (a)	17	728
Tenneco Inc. (b)	20	73
Tesla Inc. (a) (b)	50	26,165
Texas Roadhouse Inc.	25	1,015
The Goodyear Tire & Rubber Company	84	489
The Home Depot, Inc.	403	75,202
The Michaels Companies, Inc. (a) (b)	38	62
The RealReal, Inc. (a) (b)	8	58
The Rubicon Project, Inc. (a)	18	97
The Wendy's Company	68	1,019
Thor Industries Inc.	20	848
Tiffany & Co.	40	5,141
TJX Cos. Inc.	447	21,352
Toll Brothers Inc.	49	940
TopBuild Corp. (a)	13	903
Tractor Supply Co.	43	3,677
TRI Pointe Homes, Inc. (a)	50	437
Tupperware Brands Corp. (b)	21	34
Twin River Worldwide Holdings, Inc. (b)	9	120
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	21	3,640
Under Armour Inc. - Class A (a)	70	642
Under Armour Inc. - Class C (a)	70	563
Unifi Inc. (a)	5	57
Universal Electronics Inc. (a)	5	205
Urban Outfitters Inc. (a)	23	328
Vail Resorts, Inc.	15	2,206
Veoneer, Inc. (a) (b)	41	299
Vera Bradley, Inc. (a)	9	39
VF Corp.	126	6,790
Vista Outdoor Inc. (a)	21	185
Visteon Corporation (a) (b)	10	501
Wayfair Inc. - Class A (a) (b)	23	1,246
Whirlpool Corporation	23	1,995
Williams-Sonoma Inc. (b)	28	1,208
Wingstop Inc.	11	871
Winmark Corp.	1	142
Winnebago Industries Inc.	12	337
Wolverine World Wide, Inc.	31	465
WW International, Inc. (a)	18	308
Wyndham Destinations, Inc.	33	710
Wyndham Hotels & Resorts, Inc.	35	1,090
Wynn Resorts Ltd.	36	2,147
YETI Holdings, Inc. (a) (b)	20	396
Yum! Brands, Inc.	112	7,665
Zumiez Inc. (a)	7	119
Total Common Stocks (cost $897,409)		929,684
RIGHTS 0.0%
Dyax Corp. (a) (c)	27	1
Total Rights (cost $0)		1
SHORT TERM INVESTMENTS 3.3%
Securities Lending Collateral 2.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (d) (e)	21,014	21,014
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 0.23% (d) (e)	8,013	8,013

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
U.S. Treasury Bill 0.2%
Treasury, United States Department of
0.21%, 06/18/20 (f) (g)	616	616
0.41%, 09/10/20 (f) (g)	106	106
0.05%, 12/31/20 (f) (g)	309	309
0.15%, 02/25/21 (f) (g)	530	529
		1,560
Total Short Term Investments (cost $30,588)		30,587
Total Investments 102.2% (cost $927,997)		960,272
Other Derivative Instruments (0.0)%		(231)
Other Assets and Liabilities, Net (2.2)%		(20,387)
Total Net Assets 100.0%		939,654

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	107	June 2020	9,884	(231)	679

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 98.1%
Information Technology 23.6%
Apple Inc.	228	57,858
Cisco Systems, Inc.	227	8,944
Intel Corporation	228	12,314
International Business Machines Corporation	227	25,240
Microsoft Corporation	228	35,884
Visa Inc. - Class A	228	36,659
		176,899
Industrials 15.1%
3M Company	228	31,060
Caterpillar Inc.	228	26,402
The Boeing Company	227	33,934
United Technologies Corporation	227	21,463
		112,859
Health Care 14.9%
Johnson & Johnson	228	29,836
Merck & Co., Inc.	227	17,506
Pfizer Inc.	227	7,427
UnitedHealth Group Incorporated	228	56,741
		111,510
Consumer Discretionary 13.2%
McDonald's Corporation	228	37,622
NIKE, Inc. - Class B	228	18,826
The Home Depot, Inc.	228	42,482
		98,930
Financials 13.0%
American Express Company	228	19,479
JPMorgan Chase & Co.	227	20,484
The Goldman Sachs Group, Inc.	227	35,174
The Travelers Companies, Inc.	227	22,605
		97,742
Consumer Staples 9.5%
Procter & Gamble Co.	227	25,028
The Coca-Cola Company	227	10,068
Walgreens Boots Alliance, Inc.	228	10,409
Walmart Inc.	227	25,852
		71,357
Communication Services 4.6%
Verizon Communications Inc.	227	12,225
Walt Disney Co.	227	21,979
		34,204
Energy 3.3%
Chevron Corporation	228	16,487
Exxon Mobil Corporation	228	8,639
		25,126
Materials 0.9%
Dow Inc.	228	6,654
Total Common Stocks (cost $639,491)		735,281
SHORT TERM INVESTMENTS 2.0%
Investment Companies 1.9%
JNL Government Money Market Fund - Institutional Class, 0.23% (a) (b)	14,061	14,061
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.21%, 06/18/20 (c) (d)	319	319
0.05%, 12/31/20 (c) (d)	128	128
0.15%, 02/25/21 (c) (d)	866	865
		1,312
Total Short Term Investments (cost $15,373)		15,373
Total Investments 100.1% (cost $654,864)		750,654
Other Derivative Instruments (0.0)%		(251)
Other Assets and Liabilities, Net (0.1)%		(785)
Total Net Assets 100.0%		749,618

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) The coupon rate represents the yield to maturity.

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	145	June 2020	15,107	(251)	662

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.5%
Energy 99.5%
Antero Midstream Corporation (a)	201	422
Antero Resources Corporation (a) (b)	219	156
Apache Corporation	335	1,400
Apergy Corporation (b)	73	417
Arch Coal, Inc. - Class A (a)	13	366
Archrock, Inc.	116	436
Baker Hughes, a GE Company, LLC - Class A	581	6,103
Berry Corporation (Bry)	53	128
Bonanza Creek Energy, Inc. (b)	13	148
Brigham Minerals, Inc. - Class A	25	204
Cabot Oil & Gas Corp.	361	6,211
Cactus Inc. - Class A	42	485
California Resources Corporation (a) (b)	38	38
Callon Petroleum Company (a) (b)	328	180
Centennial Resource Development, LLC - Class A (a) (b)	154	41
Cheniere Energy, Inc. (b)	205	6,869
Chesapeake Energy Corporation (a) (b)	1,649	285
Chevron Corporation	1,685	122,061
Cimarex Energy Co.	93	1,557
Clean Energy Fuels Corp. (b)	110	196
CNX Resources Corporation (b)	171	911
Concho Resources Inc.	180	7,701
ConocoPhillips	978	30,130
CONSOL Mining Corporation (a) (b)	23	87
Continental Resources Inc. (a)	81	619
Core Laboratories N.V. (a)	40	413
CVR Energy, Inc. (a)	27	439
Delek US Holdings, Inc. (a)	64	1,016
Denbury Resources Inc. (a) (b)	381	70
Devon Energy Corporation	338	2,333
Diamond Offshore Drilling, Inc. (a) (b)	60	109
Diamond S Shipping Inc. (b)	19	228
Diamondback Energy, Inc.	137	3,587
DMC Global Inc. (a)	13	308
Dril-Quip Inc. (b)	31	944
Enlink Midstream, LLC	223	246
EOG Resources, Inc.	519	18,640
EQT Corporation	229	1,621
Equitrans Midstream Corp. (a)	199	1,000
Exterran Trinidad LLC (b)	28	132
Extraction Oil & Gas, Inc. (a) (b)	72	31
Exxon Mobil Corporation	3,769	143,119
Frank's International N.V. (b)	78	203
Gran Tierra Energy Inc. (a) (b)	325	81
Green Plains Renewable Energy Inc. (a)	28	137
Gulfport Energy Corporation (a) (b)	134	60
Halliburton Company	778	5,330
Helix Energy Solutions Group, Inc. (b)	116	191
Helmerich & Payne Inc.	97	1,513
Hess Corporation	245	8,162
HollyFrontier Corp.	138	3,372
International Seaways, Inc.	19	463
Kinder Morgan, Inc.	1,818	25,302
Kosmos Energy Ltd.	233	209
Laredo Petroleum Holdings Inc. (a) (b)	122	46
Liberty Oilfield Services Inc. - Class A (a)	43	117
Magnolia Oil & Gas Corp. - Class A (a) (b)	105	420
Marathon Oil Corporation	703	2,312
Marathon Petroleum Corporation	579	13,686
Matador Resources Co. (a) (b)	90	223
Matrix Service Co. (b)	23	220
Murphy Oil Corporation (a)	131	801
Nabors Industries Ltd (a)	289	113
NACCO Industries Inc. - Class A	3	85
National Oilwell Varco, Inc.	347	3,406
Newpark Resources Inc. (b)	77	69
NexTier Oilfield Solutions Inc. (b)	131	153
Noble Corporation PLC (a) (b)	210	55
Noble Energy, Inc.	424	2,564
Northern Oil and Gas Inc. (a) (b)	170	112
Oasis Petroleum Inc. (a) (b)	245	85
Occidental Petroleum Corporation (a)	798	9,242
Oceaneering International, Inc. (b)	82	240
Oil States International Inc. (b)	48	98
ONEOK, Inc.	369	8,054
Par Pacific Holdings, Inc. (b)	26	183
Parsley Energy Inc. - Class A	271	1,551
Patterson-UTI Energy Inc. (a)	175	411
PBF Energy Inc. - Class A	105	745
PDC Energy, Inc. (b)	86	536
Peabody Energy Corp.	57	165
Penn Virginia Corporation (b)	9	26
Phillips 66	396	21,260
Pioneer Natural Resources Co.	148	10,378
Plains GP Holdings, L.P. - Class A (a) (b)	158	889
Propetro Holding Corp. (b)	71	178
QEP Resources, Inc.	197	66
Range Resources Corporation (a)	176	401
Rattler Midstream LP	33	114
Reg Biofuels, LLC (b)	36	731
REX Stores Corp. (b)	5	244
RPC Inc. (a)	56	114
Schlumberger Ltd.	1,235	16,661
SEACOR Holdings Inc. (b)	16	435
Select Energy Services, Inc. - Class A (b)	52	167
SM Energy Company (a)	90	109
Solaris Oilfield Infrastructure, Inc. - Class A	25	134
Southwestern Energy Co. (a) (b)	492	832
Tallgrass Energy, LP - Class A (a)	142	2,335
Talos Energy Inc. (b)	18	104
Targa Resources Corp.	209	1,444
TechnipFMC PLC	373	2,515
Tellurian Investments Inc. (a) (b)	82	74
Texas Pacific Land Trust	6	2,099
The Williams Companies, Inc.	1,081	15,303
Tidewater Inc. (b)	32	225
Transocean Ltd. (a) (b)	460	533
U.S. Silica Holdings, Inc. (a)	58	104
Valaris PLC - Class A (a)	164	74
Valero Energy Corporation	366	16,617
Viper Energy Partners LP	57	381
W&T Offshore, Inc. (a) (b)	84	144
Whiting Petroleum Corporation (a) (b)	75	51
World Fuel Services Corp.	58	1,462
WPX Energy, Inc. (b)	360	1,098
Total Common Stocks (cost $1,343,362)		549,404
SHORT TERM INVESTMENTS 4.5%
Securities Lending Collateral 2.8%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	15,507	15,507
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	8,556	8,556
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.21%, 06/18/20 (e) (f)	400	400
0.05%, 12/31/20 (e) (f)	140	140
0.15%, 02/25/21 (e) (f)	244	244
		784
Total Short Term Investments (cost $24,847)		24,847
Total Investments 104.0% (cost $1,368,209)		574,251
Other Derivative Instruments 0.0%		57
Other Assets and Liabilities, Net (4.0)%		(22,345)
Total Net Assets 100.0%		551,963

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	112	June 2020	3,342	57	10

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund
COMMON STOCKS 99.3%
Financials 98.6%
1st Source Corporation	5	168
Affiliated Managers Group, Inc.	15	874
AFLAC Incorporated	220	7,517
AG Mortgage Investment Trust, Inc.	10	26
Alleghany Corporation	4	2,350
Allegiance Bancshares, Inc.	3	77
Ally Financial Inc.	113	1,631
Amalgamated Bank - Class A	3	35
Ambac Financial Group, Inc. (a)	13	165
American Equity Investment Life Holding Company	28	519
American Express Company	208	17,792
American Financial Group, Inc.	23	1,594
American International Group, Inc.	258	6,265
American National Insurance Company	2	184
Ameriprise Financial, Inc.	38	3,871
Ameris Bancorp	20	486
Amerisafe, Inc.	6	384
Annaly Capital Management, Inc.	423	2,145
Anworth Mortgage Asset Corporation	33	37
Aon PLC - Class A	70	11,551
Arch Capital Group Ltd. (a)	121	3,440
Ares Management Corporation - Class A	25	786
Argo Group International Holdings, Ltd.	11	397
Arrow Financial Corporation	5	127
Arthur J Gallagher & Co.	56	4,538
Artisan Partners Asset Management Inc. - Class A	16	354
Assetmark Financial Holdings, Inc. (a)	4	87
Associated Banc-Corp	47	598
Associated Capital Group Inc. - Class A (b)	1	16
Assurant, Inc.	18	1,874
Assured Guaranty Ltd.	28	719
Athene Holding Ltd - Class A (a)	43	1,062
Atlantic Capital Bancshares, Inc. (a)	5	62
Atlantic Union Bank	21	461
AXIS Capital Holdings Limited	25	972
Axos Financial, Inc. (a)	17	311
B. Riley & Co., LLC	5	93
Banc of California, Inc.	15	120
BancFirst Corporation	6	185
BancorpSouth Bank (b)	30	564
Bank of America Corporation	2,552	54,183
Bank of Hawaii Corporation (b)	12	670
Bank of Marin Bancorp	4	130
Bank OZK	37	625
BankUnited, Inc.	29	543
Banner Corporation	11	350
Bar Harbor Bankshares	4	72
Berkshire Hathaway Inc. - Class B (a) (b)	393	71,760
Berkshire Hills Bancorp, Inc.	14	203
BGC Partners, Inc. - Class A	86	217
BlackRock, Inc.	35	15,223
Blackstone Mortgage Trust, Inc. - Class A (b)	38	702
Blucora, Inc. (a)	16	192
BOK Financial Corporation (b)	10	413
Boston Private Financial Holdings Inc.	25	181
Bridge Bancorp Inc.	6	118
Brighthouse Financial, Inc. (a)	33	790
Brightsphere Investment Group Inc.	22	141
Brookline Bancorp, Inc.	23	254
Brown & Brown Inc.	71	2,583
Bryn Mawr Bank Corp.	6	182
Byline Bancorp, Inc.	6	58
Cadence Bancorporation - Class A	39	254
Camden National Corp.	5	149
Cannae Holdings, Inc. (a)	18	597
Capital City Bank Group Inc.	4	75
Capital One Financial Corporation	138	6,978
Capitol Federal Financial	39	454
Carolina Financial Corp.	7	182
Carter Bank & Trust	7	64
Cathay General Bancorp	23	528
Cboe Global Markets, Inc.	33	2,928
CBTX, Inc.	7	118
Centerstate Bank Corporation	33	565
Central Pacific Financial Corp.	9	136
Century Bancorp Inc. - Class A	1	57
Chubb Limited	135	15,127
Cincinnati Financial Corporation	46	3,492
CIT Group Inc.	27	473
Citigroup Inc.	652	27,470
Citizens Financial Group Inc.	129	2,420
Citizens Inc. - Class A (a) (b)	19	121
City Holdings Co.	5	324
CME Group Inc.	107	18,515
CNB Financial Corp.	4	80
CNO Financial Group, Inc.	44	550
Cohen & Steers, Inc.	7	317
Columbia Banking System Inc.	22	593
Columbia Financial, Inc. (a)	16	232
Comerica Inc.	43	1,270
Commerce Bancshares Inc. (b)	30	1,530
Community Bank System Inc. (b)	15	904
Community Trust Bancorp Inc.	5	167
ConnectOne Bancorp, Inc.	10	130
Cowen Inc. - Class A (b)	9	86
Crawford & Co. - Class A	5	38
Credit Acceptance Corp. (a) (b)	3	790
Cullen/Frost Bankers Inc. (b)	18	1,000
Curo Group Holdings Corp. (b)	5	25
Customers Bancorp, Inc. (a)	9	102
CVB Financial Corp.	33	656
Diamond Hill Investment Group, Inc.	1	103
Dime Community Bancshares Inc.	10	134
Discover Financial Services	94	3,336
Donegal Group Inc. - Class A	2	32
Donnelley Financial Solutions, Inc. (a)	9	49
Dynex Capital, Inc.	7	70
E*TRADE Financial Corp.	67	2,305
Eagle Bancorp Inc.	9	278
East West Bancorp, Inc.	44	1,133
Eaton Vance Corp.	34	1,090
eHealth, Inc. (a)	6	878
Ellington Financial Inc.	13	73
Employer Holdings Inc.	9	368
Encore Capital Group, Inc. (a) (b)	8	187
Enova International, Inc. (a)	11	156
Enstar Group Limited (a)	4	574
Enterprise Financial Services Corp.	8	230
Equitable Holdings, Inc.	126	1,816
Equity Bancshares, Inc. - Class A (a)	5	83
Erie Indemnity Company - Class A	8	1,111
Essent Group Ltd.	28	726
Evercore Inc. - Class A	11	519
Everest Re Group, Ltd.	12	2,335
Exantas Capital Corp.	9	25
EZCORP, Inc. - Class A (a)	15	64
FactSet Research Systems Inc.	11	2,945
FB Financial Corporation	6	117
FBL Financial Group, Inc. - Class A	3	160
Federal Agricultural Mortgage Corporation - Class C	3	171
Federated Investors, Inc. - Class B	28	533
Fidelity National Financial, Inc.	82	2,039
Fifth Third Bancorp	212	3,142
Financial Institutions Inc.	5	89
First American Financial Corporation	33	1,415
First Bancorp.	9	214
First Bancorp.	62	332
First Bancshares Inc.	6	107
First Busey Corporation	15	253
First Citizens BancShares, Inc. - Class A	2	628
First Commonwealth Financial Corporation	28	254
First Community Bancshares, Inc.	4	104
First Defiance Financial Corp.	7	102
First Financial Bancorp.	30	453
First Financial Bankshares, Inc. (b)	36	966

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
First Financial Corporation	3	113
First Foundation Inc.	12	118
First Hawaiian, Inc.	39	648
First Horizon National Corporation (b)	92	737
First Interstate BancSystem, Inc. - Class A	13	371
First Merchants Corporation	16	422
First Mid Bancshares, Inc.	4	98
First Midwest Bancorp, Inc. (b)	34	451
First Republic Bank	50	4,131
FirstCash, Inc.	13	903
Flagstar Bancorp, Inc.	10	207
Flushing Financial Corp.	9	118
FNB Corp.	96	708
Focus Financial Partners Inc. - Class A (a) (b)	8	176
Foxconn Interconnect Technology Limited (b)	50	489
Franklin Financial Network, Inc.	3	71
Franklin Resources Inc. (b)	89	1,479
Fulton Financial Corp. (b)	49	560
GAMCO Investors Inc. - Class A	2	26
Genworth Financial, Inc. - Class A (a)	149	494
German American Bancorp Inc.	7	200
Glacier Bancorp, Inc.	27	931
Global Indemnity Ltd - Class A	2	49
Globe Life Inc.	31	2,200
Goosehead Insurance, Inc. - Class A (a) (b)	4	170
Granite Point Mortgage Trust Inc.	16	82
Great Southern Bancorp Inc.	3	139
Great Western Bancorp Inc.	16	330
Green Dot Corporation - Class A (a) (b)	15	375
Greenhill & Co. Inc.	6	60
Greenlight Capital Re, Ltd. - Class A (a) (b)	10	57
Hamilton Lane Inc. - Class A	6	339
Hancock Whitney Co.	27	523
Hanmi Financial Corp.	10	106
Hanover Insurance Group Inc. (b)	12	1,064
HarborOne Bancorp, Inc. (a)	7	52
HCI Group, Inc. (b)	2	88
Heartland Financial USA, Inc.	10	299
Heritage Commerce Corp.	16	123
Heritage Financial Corporation	11	220
Heritage Insurance Holdings, Inc.	10	102
Hilltop Holdings Inc.	21	320
Home BancShares, Inc.	46	550
HomeStreet, Inc.	7	149
HomeTrust Bancshares Inc.	6	98
Hope Bancorp, Inc.	40	326
Horace Mann Educators Corp.	12	432
Horizon Bancorp Inc.	12	120
Houlihan Lokey Inc. - Class A	13	664
Huntington Bancshares Incorporated	307	2,524
IberiaBank Corp.	15	552
Independence Holding Co.	2	46
Independence Holdings, LLC	25	477
Independent Bank Corp.	6	80
Independent Bank Corp.	11	681
Independent Bank Group, Inc.	11	250
Interactive Brokers Group, Inc.	21	919
Intercontinental Exchange, Inc.	166	13,439
International Bancshares Corporation	16	431
INTL FCStone Inc. (a)	5	193
Invesco Ltd.	115	1,048
Investors Bancorp, Inc.	68	545
James River Group, Inc.	9	319
Janus Henderson Group PLC	47	725
Jefferies Financial Group Inc.	76	1,042
JPMorgan Chase & Co.	937	84,328
K.K.R. Co., Inc.	147	3,444
Kearny Financial Corp	24	210
Kemper Corp.	17	1,260
KeyCorp	292	3,026
Kinsale Capital Group, Inc.	6	668
Ladder Capital Corp - Class A	26	125
Lakeland Bancorp Inc.	15	165
Lakeland Financial Corp.	8	300
Legg Mason, Inc.	26	1,255
LendingClub Corporation (a)	20	157
LendingTree, Inc. (a) (b)	2	440
Lincoln National Corporation	60	1,566
Live Oak Bancshares, Inc.	7	88
Loews Corp.	80	2,776
LPL Financial Holdings Inc.	24	1,293
Luther Burbank Corporation	6	53
M&T Bank Corporation	37	3,867
Markel Corporation (a)	4	3,823
MarketAxess Holdings Inc.	11	3,761
Marsh & McLennan Companies, Inc.	151	13,042
MBIA Inc. (a)	23	166
Mercantile Bank Corp.	4	87
Merchants Bancorp, Inc.	3	45
Mercury General Corp.	8	336
Meridian Bancorp, Inc.	17	185
Meta Financial Group, Inc.	10	222
MetLife, Inc.	234	7,148
MFA Financial, Inc.	134	208
MGIC Investment Corp.	103	653
Midland States Bancorp Inc.	8	132
MidWestOne Financial Group Inc.	4	90
Moelis & Company LLC - Class A (b)	15	430
Moody's Corp.	51	10,743
Morgan Stanley (b)	363	12,337
Morningstar Inc.	6	680
Mr. Cooper Group Inc. (a)	22	163
MSCI Inc.	25	7,322
NASDAQ Inc.	34	3,225
National Bank Holdings Corp. - Class A	9	216
National General Holdings Corp.	21	354
National Western Life Group Inc. - Class A	1	137
Navient Corporation	61	461
NBT Bancorp Inc.	13	417
Nelnet, Inc. - Class A	6	254
New York Community Bancorp Inc. (b)	141	1,326
Nicolet Bankshares, Inc. (a)	3	140
NMI Holdings Inc. - Class A (a)	20	235
Northern Trust Corp.	60	4,530
Northfield Bancorp Inc.	13	149
Northwest Bancshares Inc.	31	356
OceanFirst Financial Corp.	17	272
Ocwen Financial Corp. (a)	36	18
OFG Bancorp	15	164
Old National Bancorp	46	611
Old Republic International Corp.	86	1,318
On Deck Capital Inc. (a)	11	17
Opus Bank	8	140
Origin Bancorp, Inc.	6	122
Pacific Premier Bancorp, Inc.	15	286
PacWest Bancorp (b)	36	636
Palomar Holdings, Inc. (a)	5	289
Park National Corp.	4	326
Peapack Gladstone Financial Corp.	5	96
PennyMac Financial Services, Inc.	19	409
Peoples Bancorp Inc.	6	132
People's United Financial Inc.	131	1,445
People's Utah Bancorp	6	112
Pinnacle Financial Partners, Inc.	21	804
Piper Jaffray Cos.	4	226
PJT Partners Inc. - Class A	7	288
Popular Inc. (b)	29	1,011
Preferred Bank (b)	5	171
Primerica, Inc.	12	1,095
Principal Financial Group, Inc.	82	2,574
ProAssurance Corporation	16	403
Progressive Corp.	175	12,903
Prosight Global, Inc. (a)	3	31
Prosperity Bancshares Inc.	28	1,339
Provident Financial Services, Inc.	20	253
Prudential Financial Inc.	120	6,259
Pzena Investment Management, Inc. - Class A	4	19
QCR Holdings, Inc.	5	131
Radian Group Inc.	59	769
Raymond James Financial Inc.	37	2,347

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Regions Financial Corporation	285	2,559
Reinsurance Group of America, Incorporated	19	1,580
RenaissanceRe Holdings Ltd	13	1,945
Renasant Corporation	13	281
Republic Bancorp Inc. - Class A	3	90
Republic First Bancorp Inc. (a)	19	41
RLI Corp.	11	997
S&P Global Inc.	73	17,896
S&T Bancorp Inc.	11	309
Safety Insurance Group, Inc.	5	385
Sandy Spring Bancorp Inc.	10	231
Seacoast Banking Corp. of Florida (a)	16	301
SEI Investments Co.	38	1,757
Selective Insurance Group Inc.	17	861
ServisFirst Bancshares, Inc.	14	413
Signature Bank	16	1,310
Simmons First National Corp. - Class A	30	545
SLM Corporation	126	904
South State Corp.	10	608
Southside Bancshares, Inc.	9	288
State Auto Financial Corp.	4	122
State Street Corporation	109	5,784
Sterling Bancorp	61	638
Sterling Bancorp, Inc.	6	28
Stewart Information Services Corp.	7	176
Stifel Financial Corp.	20	838
Stock Yards Bancorp Inc.	6	168
SVB Financial Group (a)	15	2,302
Synchrony Financial	173	2,791
Synovus Financial Corp.	44	781
T. Rowe Price Group, Inc.	70	6,802
TCF Financial Corporation	46	1,038
TD Ameritrade Holding Corporation	80	2,770
Texas Capital Bancshares, Inc. (a)	15	338
TFS Financial Corporation (b)	18	270
The Allstate Corporation	97	8,886
The Bancorp, Inc. (a)	15	88
The Bank of New York Mellon Corporation (c)	248	8,360
The Blackstone Group Inc.	197	8,984
The Charles Schwab Corporation	345	11,598
The First of Long Island Corporation	9	148
The Goldman Sachs Group, Inc. (b)	95	14,722
The Hartford Financial Services Group, Inc.	108	3,790
The PNC Financial Services Group, Inc.	131	12,536
The PRA Group, Inc. (a) (b)	14	391
The Travelers Companies, Inc.	77	7,670
Third Point Reinsurance Ltd. (a)	25	183
Tompkins Financial Corp.	4	273
TowneBank	22	403
TPG RE Finance Trust, Inc.	13	71
Tradeweb Markets Inc. - Class A	19	816
Trico Bancshares	8	241
Tristate Capital Holdings, Inc. (a)	6	60
Triumph Bancorp, Inc. (a)	6	165
Truist Financial Corporation	401	12,362
Trupanion Inc. (a) (b)	9	228
TrustCo Bank Corp.	30	161
Trustmark Corp.	18	412
Two Harbors Investment Corp.	81	310
U.S. Bancorp	443	15,275
UMB Financial Corp.	14	656
Umpqua Holdings Corp.	65	708
United Bankshares Inc.	29	680
United Community Banks, Inc.	23	419
United Fire Group Inc.	7	225
United Insurance Holdings Corp.	6	58
Universal Insurance Holdings, Inc. (b)	9	155
Univest Financial Corporation	9	139
Unum Group	61	921
Valley National Bancorp	114	831
Veritex Holdings Inc.	13	187
Victory Capital Holdings, Inc. - Class A (b)	4	69
Virtu Financial Inc. - Class A (b)	15	307
Virtus Partners, Inc.	2	158
Voya Financial, Inc.	40	1,639
W. R. Berkley Corporation	43	2,265
Waddell & Reed Financial Inc. - Class A (b)	23	257
Walker & Dunlop, Inc.	9	343
Washington Federal Inc.	23	605
Washington Trust Bancorp, Inc.	5	167
Waterstone Financial, Inc.	6	92
Watford Holdings Ltd. (a)	6	88
Webster Financial Corp.	27	624
Wells Fargo & Company	1,200	34,444
WesBanco Inc.	19	439
Westamerica Bancorp (b)	8	492
Western Alliance Bancorp	30	906
Westwood Holdings Group Inc.	3	55
White Mountains Insurance Group Ltd	1	884
Willis Towers Watson Public Limited Company (b)	38	6,484
Wintrust Financial Corporation	17	567
WisdomTree Investments, Inc.	36	84
World Acceptance Corp. (a)	2	112
WSFS Financial Corp.	16	386
Zions Bancorp	51	1,365
		830,483
Real Estate 0.7%
AGNC Investment Corp.	160	1,687
Apollo Commercial Real Estate Finance, Inc.	44	328
Arbor Realty Trust, Inc. (b)	24	116
Ares Commercial Real Estate Corporation	8	58
ARMOUR Residential REIT, Inc.	19	166
Capstead Mortgage Corporation	26	111
Chimera Investment Corporation (b)	55	497
Colony Credit Real Estate, Inc. - Class A	25	97
Invesco Mortgage Capital Inc.	48	163
KKR Real Estate Finance Trust Inc. (b)	7	102
New Residential Investment Corp.	125	626
New York Mortgage Trust Inc. (b)	106	164
PennyMac Mortgage Investment Trust	28	297
Ready Capital Corporation (b)	10	73
Redwood Trust Inc. (b)	35	178
Starwood Property Trust, Inc.	83	850
Western Asset Mortgage Capital Corporation	15	35
		5,548
Total Common Stocks (cost $958,953)		836,031
RIGHTS 0.0%
First Eagle Private Credit, LLC (a) (d)	5	3
Total Rights (cost $1)		3
SHORT TERM INVESTMENTS 2.7%
Securities Lending Collateral 1.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (e)	14,327	14,327
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (e)	7,340	7,340
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.21%, 06/18/20 (f) (g)	236	236
0.05%, 12/31/20 (f) (g)	651	650
0.15%, 02/25/21 (f) (g)	200	200
		1,086
Total Short Term Investments (cost $22,754)		22,753
Total Investments 102.0% (cost $981,708)		858,787
Other Derivative Instruments (0.0)%		(228)
Other Assets and Liabilities, Net (2.0)%		(16,305)
Total Net Assets 100.0%		842,254

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

as of March 31, 2020.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	13,478	146	909	83	(13)	(4,342)	8,360	1.0%

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	108	June 2020	6,980	(228)	(102)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.1%
Health Care 99.1%
Abbott Laboratories	1,267	99,964
AbbVie Inc. (a)	1,059	80,700
ABIOMED, Inc. (b)	32	4,659
Acadia Healthcare Company, Inc. (b)	64	1,175
ACADIA Pharmaceuticals Inc. (b)	82	3,454
Accelerate Diagnostics, Inc. (a) (b)	21	178
Acceleron Pharma Inc. (b)	33	2,949
Addus HomeCare Corporation (b)	10	647
Adverum Biotechnologies, Inc. (b)	40	390
Aerie Pharmaceuticals, Inc. (a) (b)	34	461
Agenus Inc. (a) (b)	73	179
Agilent Technologies, Inc.	222	15,869
Agios Pharmaceuticals, Inc. (a) (b)	44	1,559
Aimmune Therapeutics, Inc. (a) (b)	29	424
Akcea Therapeutics, Inc. (a) (b)	15	209
Akebia Therapeutics, Inc. (b)	64	483
Akorn, Inc. (b)	76	43
Alexion Pharmaceuticals, Inc. (b)	158	14,218
Align Technology, Inc. (b)	53	9,287
Alkermes Public Limited Company (a) (b)	112	1,613
Allakos Inc. (a) (b)	18	813
Allergan Public Limited Company	235	41,699
Allogene Therapeutics, Inc. (a) (b)	19	370
Allscripts Healthcare Solutions, Inc. (b)	113	794
Alnylam Pharmaceuticals, Inc. (b)	80	8,721
AMAG Pharmaceuticals, Inc. (a) (b)	26	161
Amedisys, Inc. (b)	23	4,230
AmerisourceBergen Corporation	110	9,755
Amgen Inc.	426	86,284
Amicus Therapeutics, Inc. (b)	178	1,643
AMN Healthcare Services, Inc. (b)	34	1,958
Amneal Pharmaceuticals, Inc. - Class A (a) (b)	70	243
Amphastar Pharmaceuticals, Inc. (a) (b)	25	375
Anaptysbio, Inc. (b)	19	271
AngioDynamics, Inc. (b)	27	279
ANI Pharmaceuticals, Inc. (b)	8	306
Anika Therapeutics, Inc. (a) (b)	11	331
Antares Pharma, Inc. (b)	109	258
Anthem, Inc.	182	41,296
Apellis Pharmaceuticals, Inc. (b)	44	1,173
Apollo Medical Holdings, Inc. (a) (b)	17	221
Arcus Biosciences, Inc. (b)	17	231
Arena Pharmaceuticals, Inc. (b)	35	1,479
Arrowhead Pharmaceuticals Inc (b)	64	1,838
Arvinas Operations, Inc. (a) (b)	13	536
Assembly Biosciences, Inc. (b)	16	241
Atara Biotherapeutics, Inc. (b)	33	279
Athenex, Inc. (b)	36	282
AtriCure, Inc. (b)	27	916
Atrion Corporation (a)	1	655
Avanos Medical, Inc. (b)	36	960
AVROBIO, Inc. (b)	19	292
AxoGen, Inc. (b)	25	263
Axonics Modulation Technologies, Inc. (a) (b)	12	312
Axsome Therapeutics, Inc. (a) (b)	17	1,011
Baxter International Inc.	348	28,230
Becton, Dickinson and Company	194	44,575
BioCryst Pharmaceuticals, Inc. (a) (b)	110	220
BioDelivery Sciences International, Inc. (b)	59	222
Biogen Inc. (b)	129	40,943
Biohaven Pharmaceutical Holding Company Ltd. (a) (b)	32	1,078
BioMarin Pharmaceutical Inc. (b)	128	10,832
Bio-Rad Laboratories, Inc. - Class A (b)	16	5,618
BioSpecifics Technologies Corp. (b)	5	274
Bio-Techne Corporation	27	5,144
BioTelemetry, Inc. (a) (b)	24	934
Bluebird Bio, Inc. (a) (b)	39	1,800
Blueprint Medicines Corporation (b)	34	1,963
Boston Scientific Corporation (b)	999	32,610
Bristol-Myers Squibb Company	1,679	93,593
Brookdale Senior Living Inc. (b)	121	377
Bruker Corp.	78	2,789
Cantel Medical Corp.	29	1,027
Cara Therapeutics, Inc. (a) (b)	29	385
Cardinal Health, Inc.	210	10,086
Cardiovascular Systems Inc. (b)	24	862
Caredx, Inc. (b)	29	642
Catalent Inc. (b)	105	5,465
Catalyst Pharmaceuticals, Inc. (b)	72	279
Centene Corporation (b)	419	24,864
Cerner Corp.	225	14,163
Cerus Corporation (b)	104	482
Change Healthcare Inc. (a) (b)	162	1,621
Charles River Laboratories International Inc. (b)	35	4,430
Chemed Corporation	11	4,924
ChemoCentryx, Inc. (b)	28	1,126
Cigna Holding Company	268	47,460
Codexis, Inc. (a) (b)	38	427
Coherus Biosciences, Inc. (a) (b)	40	654
Collegium Pharmaceutical, Inc. (a) (b)	17	281
Community Health Systems Inc. (a) (b)	72	240
Computer Programs & Systems Inc.	11	234
Conmed Corp.	21	1,213
Cooper Cos. Inc.	35	9,771
Corcept Therapeutics Inc. (a) (b)	77	912
Corvel Corp. (b)	7	358
Covetrus, Inc. (a) (b)	79	642
Crinetics Pharmaceuticals, Inc. (a) (b)	8	111
CRISPR Therapeutics AG (a) (b)	21	875
Cross Country Healthcare Inc. (b)	29	196
CryoLife Inc. (b)	25	423
Cryoport, Inc. (a) (b)	26	442
Cutera Inc. (b)	8	108
CVS Health Corporation	932	55,273
Cyclerion Therapeutics, Inc. (a) (b)	11	29
Cymabay Therapeutics, Inc. (b)	47	70
Cytokinetics, Incorporated (a) (b)	37	435
Cytomx Therapeutics, Inc. (b)	37	285
Danaher Corporation	448	62,034
DaVita Inc. (b)	65	4,910
Deciphera Pharmaceuticals, Inc. (b)	19	773
Denali Therapeutics Inc. (a) (b)	44	764
Dentsply Sirona Inc.	159	6,160
DexCom Inc. (a) (b)	66	17,648
Dicerna Pharmaceuticals, Inc. (b)	35	634
Dynavax Technologies Corporation (a) (b)	48	171
Eagle Pharmaceuticals Inc. (b)	8	357
Editas Medicine, Inc. (b)	34	674
Edwards Lifesciences Corporation (b)	150	28,202
Eidos Therapeutics, Inc. (a) (b)	6	282
Elanco Animal Health (b)	285	6,380
Eli Lilly & Co.	619	85,863
Emergent BioSolutions Inc. (b)	31	1,794
Enanta Pharmaceuticals, Inc. (b)	11	568
Encompass Health Corporation	71	4,562
Endo International Public Limited Company (a) (b)	143	530
Envista Holdings Corporation (b)	110	1,642
Epizyme, Inc. (a) (b)	51	794
Esperion Therapeutics, Inc. (a) (b)	19	597
Evolent Health, Inc. - Class A (b)	56	303
Evolus, Inc. (a) (b)	17	70
Exact Sciences Corporation (a) (b)	105	6,066
Exelixis, Inc. (b)	216	3,713
Fate Therapeutics, Inc. (b)	44	984
FibroGen, Inc. (a) (b)	56	1,940
Flexion Therapeutics, Inc. (a) (b)	25	197
Fluidigm Corporation (a) (b)	54	137
Forty Seven, Inc. (b)	20	1,908
G1 Therapeutics, Inc. (b)	18	195
GenMark Diagnostics, Inc. (a) (b)	40	166
Geron Corp. (a) (b)	138	164
Gilead Sciences, Inc.	906	67,742
Glaukos Corp. (a) (b)	28	865
Global Blood Therapeutics, Inc. (a) (b)	42	2,162
Globus Medical Inc. - Class A (b)	56	2,365

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Gossamer Bio, Inc. (b)	15	157
Guardant Health, Inc. (b)	26	1,836
Haemonetics Corp. (b)	37	3,651
Halozyme Therapeutics, Inc. (b)	98	1,756
Hanger, Inc. (b)	26	409
HCA Healthcare, Inc.	194	17,467
Health Catalyst, Inc. (b)	7	174
HealthEquity, Inc. (b)	50	2,552
Healthstream, Inc. (b)	17	405
Henry Schein Inc. (b)	105	5,284
Heron Therapeutics, Inc. (a) (b)	65	758
Heska Corporation (b)	6	313
Hill-Rom Holdings Inc.	47	4,774
HMS Holdings Corp. (b)	61	1,551
Hologic Inc. (b)	193	6,785
Homology Medicines, Inc. (b)	12	189
Horizon Therapeutics Public Limited Company (b)	134	3,981
Humana Inc.	95	29,813
ICU Medical, Inc. (b)	14	2,889
IDEXX Laboratories, Inc. (b)	61	14,879
Illumina, Inc. (a) (b)	105	28,775
ImmunoGen, Inc. (a) (b)	102	348
Immunomedics Inc. (a) (b)	114	1,533
Incyte Corporation (b)	131	9,566
Innoviva, Inc. (b)	49	578
Inogen, Inc. (b)	15	750
Inovalon Holdings, Inc. - Class A (b)	47	789
Insmed Inc. (a) (b)	63	1,006
Inspire Medical Systems Inc. (b)	9	557
Insulet Corporation (a) (b)	44	7,311
Integer Holdings Corporation (b)	23	1,451
Integra LifeSciences Holdings Corp. (b)	53	2,384
Intellia Therapeutics, Inc. (a) (b)	25	306
Intercept Pharmaceuticals, Inc. (a) (b)	19	1,181
Intersect ENT, Inc. (b)	24	280
Intra-Cellular Therapies, Inc. (b)	44	674
Intuitive Surgical, Inc. (b)	83	41,047
Invitae Corporation (a) (b)	63	862
Ionis Pharmaceuticals Inc. (b)	96	4,540
Iovance Biotherapeutics Inc. (b)	76	2,272
IQVIA Inc. (b)	118	12,734
iRhythm Technologies Inc. (a) (b)	19	1,576
Ironwood Pharmaceuticals, Inc. - Class A (a) (b)	115	1,165
Jazz Pharmaceuticals Public Limited Company (b)	41	4,054
Johnson & Johnson	1,886	247,277
Karyopharm Therapeutics Inc. (a) (b)	37	711
Kodiak Sciences, Inc. (a) (b)	19	902
Krystal Biotech, Inc. (a) (b)	7	315
Kura Oncology, Inc. (b)	28	279
Laboratory Corporation of America Holdings (b)	69	8,750
Lannett Co. Inc. (a) (b)	24	164
Lantheus Holdings Inc. (b)	28	355
LeMaitre Vascular Inc.	11	265
Lexicon Pharmaceuticals, Inc. (a) (b)	36	71
LHC Group, Inc. (a) (b)	21	2,961
Ligand Pharmaceuticals Incorporated (a) (b)	13	946
LivaNova PLC (b)	34	1,559
Luminex Corporation	28	767
MacroGenics Inc. (b)	33	194
Madrigal Pharmaceuticals Inc. (a) (b)	6	431
Magellan Health Services Inc. (b)	17	840
Masimo Corp. (b)	37	6,499
McKesson Corporation	116	15,639
Mednax, Inc. (b)	61	712
Medpace Holdings, Inc. (b)	20	1,488
Medtronic Public Limited Company	960	86,574
MeiraGTx Holdings plc (b)	10	140
Merck & Co., Inc.	1,824	140,334
Meridian Bioscience Inc. (b)	33	277
Merit Medical Systems Inc. (b)	39	1,226
Mesa Laboratories, Inc. (a)	3	662
Mettler-Toledo International Inc. (b)	17	12,055
Mirati Therapeutics, Inc. (b)	18	1,370
Molina Healthcare, Inc. (a) (b)	43	5,970
Momenta Pharmaceuticals, Inc. (b)	80	2,185
Mylan Holdings Ltd. (b)	367	5,474
Myokardia, Inc. (a) (b)	31	1,460
Myovant Sciences Ltd. (a) (b)	30	227
Myriad Genetics, Inc. (b)	56	797
NanoString Technologies, Inc. (b)	25	610
Natera, Inc. (b)	38	1,127
National Healthcare Corp. (a)	8	547
National Research Corp. - Class A	10	446
Natus Medical Inc. (b)	27	618
Nektar Therapeutics (a) (b)	127	2,262
Neogen Corp. (b)	37	2,504
Neogenomics Laboratories, Inc. (b)	70	1,946
Neurocrine Biosciences, Inc. (b)	63	5,447
Nevro Corp. (a) (b)	23	2,281
Nextgen Healthcare Inc. (b)	40	417
Novocure Limited (b)	57	3,867
NuVasive Inc. (b)	37	1,894
Odonate Therapeutics, Inc. (b)	12	326
Omeros Corporation (a) (b)	36	477
Omnicell, Inc. (b)	30	1,973
OPKO Health, Inc. (a) (b)	264	353
OptiNose, Inc. (a) (b)	8	36
Option Care Health, Inc. (b)	26	242
Orasure Technologies, Inc. (b)	50	539
Orthofix Medical Inc. (b)	14	390
Orthopediatrics Corp. (b)	7	274
Owens & Minor Inc.	46	419
Pacific Biosciences of California, Inc. (a) (b)	105	322
Pacira Biosciences, Inc. (b)	26	868
Patterson Cos. Inc.	62	955
PDL BioPharma, Inc. (b)	74	209
Penumbra, Inc. (a) (b)	22	3,589
PerkinElmer Inc.	79	5,962
Perrigo Company Public Limited Company (a)	93	4,464
PetIQ, Inc. - Class A (a) (b)	15	340
Pfizer Inc.	3,965	129,405
Phibro Animal Health Corporation - Class A	15	371
Phreesia, Inc. (a) (b)	13	272
Portola Pharmaceuticals, Inc. (a) (b)	55	395
PRA Health Sciences, Inc. (b)	45	3,717
Precigen, Inc. (a) (b)	40	136
Premier Healthcare Solutions, Inc. - Class A (b)	47	1,538
Prestige Consumer Healthcare Inc. (b)	36	1,311
Principia Biopharma Inc. (b)	17	996
Progenics Pharmaceuticals Inc. (b)	73	278
Prothena Corporation Public Limited Company (b)	32	344
Providence Services Corp. (b)	8	440
PTC Therapeutics, Inc. (b)	39	1,755
Puma Biotechnology, Inc. (a) (b)	24	200
Quanterix Corporation (a) (b)	7	128
Quest Diagnostics Incorporated	96	7,711
Quidel Corporation (b)	27	2,661
Quotient Limited (b)	53	207
R1 RCM Inc. (b)	65	588
RA Pharmaceuticals, Inc. (b)	21	1,024
Radius Health, Inc. (b)	34	445
RadNet Inc. (b)	33	345
Reata Pharmaceuticals, Inc. - Class A (b)	16	2,299
Regeneron Pharmaceuticals, Inc. (a) (b)	58	28,338
Regenxbio Inc. (a) (b)	25	808
Repligen Corporation (b)	34	3,240
ResMed Inc.	103	15,164
Retrophin Inc. (b)	30	432
Revance Therapeutics Inc. (a) (b)	30	439
Rhythm Pharmaceuticals, Inc. (b)	21	315
Rigel Pharmaceuticals Inc. (a) (b)	117	182
Rocket Pharmaceuticals, Ltd. (b)	24	328
Rubius Therapeutics, Inc. (a) (b)	25	111
Sage Therapeutics Inc. (b)	39	1,113
Sangamo Therapeutics Inc. (b)	83	531
Sarepta Therapeutics, Inc. (b)	53	5,194
Scholar Rock Holding Corporation (a) (b)	9	112
Seattle Genetics Inc. (b)	86	9,954
Select Medical Holdings Corporation (b)	82	1,224
Shockwave Medical, Inc. (b)	5	169

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
SIGA Technologies, Inc. (a) (b)	38	183
Silk Road Medical, Inc. (a) (b)	13	422
Simulations Plus Inc. (a)	9	312
Solid Biosciences Inc. (a) (b)	14	34
Spectrum Pharmaceuticals, Inc. (b)	77	179
Staar Surgical Co. (b)	24	786
Stemline Therapeutics, Inc. (b)	34	162
Steris Limited	61	8,557
Stoke Therapeutics, Inc. (b)	6	136
Stryker Corporation (a)	242	40,235
Supernus Pharmaceuticals Inc. (b)	38	684
SurModics Inc. (b)	11	362
Symbion, Inc. (a) (b)	11	70
Syneos Health, Inc. - Class A (b)	45	1,775
Tabula Rasa HealthCare Inc. (a) (b)	13	662
Tactile Systems Technology, Inc. (b)	12	488
Tandem Diabetes Care Inc. (b)	38	2,443
Teladoc Health, Inc. (a) (b)	50	7,674
Teleflex Incorporated	33	9,695
Tenet Healthcare Corporation (b)	65	935
TG Biologics, Inc. (b)	65	642
The Ensign Group, Inc.	36	1,363
The Pennant Group, Inc. (b)	20	279
TherapeuticsMD, Inc. (a) (b)	166	176
Theravance Biopharma, Inc. (a) (b)	30	689
Thermo Fisher Scientific Inc.	287	81,458
Tilray, Inc. (a) (b)	19	130
Tivity Health, Inc. (a) (b)	34	213
Translate Bio, Inc. (a) (b)	15	152
Tricida, Inc. (b)	13	293
Triple-S Management Corp. - Class B (b)	19	275
Turning Point Therapeutics, Inc. (a) (b)	13	583
Twist Bioscience Corporation (b)	20	607
U. S. Physical Therapy, Inc.	10	664
Ultragenyx Pharmaceutical Inc. (a) (b)	39	1,747
uniQure N.V. (b)	24	1,152
United Therapeutics Corporation (b)	31	2,963
UnitedHealth Group Incorporated	679	169,267
Universal Health Services Inc. - Class B	57	5,674
Vanda Pharmaceuticals Inc. (b)	39	405
Varex Imaging Corporation (b)	26	585
Varian Medical Systems, Inc. (b)	65	6,703
Veeva Systems Inc. - Class A (b)	94	14,721
Veracyte, Inc. (a) (b)	34	834
Vericel Corporation (a) (b)	33	299
Vertex Pharmaceuticals Incorporated (b)	184	43,885
ViewRay, Inc. (a) (b)	40	101
Viking Therapeutics, Inc. (a) (b)	51	237
Vocera Communications, Inc. (b)	23	494
Voyager Therapeutics, Inc. (b)	18	161
Waters Corp. (b)	46	8,432
Wave Life Sciences Ltd. (a) (b)	15	144
West Pharmaceutical Services Inc.	53	8,121
Wright Medical Group N.V. (b)	91	2,602
Xencor, Inc. (b)	37	1,097
Y-mAbs Therapeutics, Inc. (b)	15	397
Zimmer Biomet Holdings, Inc.	147	14,883
ZIOPHARM Oncology, Inc. (a) (b)	152	371
Zoetis Inc. - Class A (a)	342	40,206
Zogenix, Inc. (b)	30	736
Total Common Stocks (cost $2,298,987)		2,759,947
RIGHTS 0.0%
Alder BioPharmaceuticals, Inc. (a) (b) (c)	45	63
Total Rights (cost $0)		63
SHORT TERM INVESTMENTS 2.7%
Securities Lending Collateral 1.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (d) (e)	53,360	53,360
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 0.23% (d) (e)	18,258	18,258
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.21%, 06/18/20 (f) (g)	2,074	2,073
0.05%, 12/31/20 (f) (g)	546	545
0.15%, 02/25/21 (f) (g)	483	482
		3,100
Total Short Term Investments (cost $74,721)		74,718
Total Investments 101.8% (cost $2,373,708)		2,834,728
Other Derivative Instruments (0.0)%		(99)
Other Assets and Liabilities, Net (1.8)%		(50,518)
Total Net Assets 100.0%		2,784,111

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/Mellon Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Health Care Select Sector Index	278	June 2020	23,878	(99)	933

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.0%
Information Technology 99.0%
2U, Inc. (a)	28	590
3D Systems Corporation (a) (b)	55	426
8x8, Inc. (a)	45	626
A10 Networks, Inc. (a)	26	164
Acacia Communications, Inc. (a)	15	1,000
Accenture Public Limited Company - Class A	299	48,809
ACI Worldwide, Inc. (a)	56	1,354
Adobe Inc. (a)	228	72,472
ADS Alliance Data Systems, Inc.	20	674
ADTRAN, Inc.	23	178
Advanced Energy Industries, Inc. (a)	19	919
Advanced Micro Devices, Inc. (a) (b)	495	22,508
Agilysys, Inc. (a)	8	136
Akamai Technologies, Inc. (a)	75	6,905
Alarm.Com Holdings, Inc. (a)	19	737
Alpha and Omega Semiconductor Limited (a)	9	59
Altair Engineering Inc. - Class A (a) (b)	17	440
Alteryx, Inc. - Class A (a) (b)	24	2,239
Ambarella Inc. (a)	13	618
American Software, Inc. - Class A	11	153
Amkor Technology, Inc. (a)	52	407
Amphenol Corporation - Class A	138	10,061
Analog Devices, Inc.	171	15,332
Anaplan, Inc. (a)	45	1,363
Anixter International Inc. (a)	15	1,353
ANSYS, Inc. (a) (b)	39	9,041
AppFolio, Inc. - Class A (a) (b)	7	762
Appian Corporation - Class A (a) (b)	11	441
Apple Inc.	2,087	530,787
Applied Materials, Inc.	429	19,670
Arista Networks, Inc. (a)	25	4,974
Arlo Technologies, Inc. (a)	38	91
Arrow Electronics, Inc. (a)	40	2,054
Aspen Technology, Inc. (a)	32	3,070
Autodesk, Inc. (a)	103	16,034
Automatic Data Processing, Inc. (b)	203	27,692
Avaya Holdings Corp. (a) (b)	53	430
Avnet, Inc.	51	1,288
Axcelis Technologies, Inc. (a)	16	287
Badger Meter, Inc.	14	756
Belden Inc.	22	777
Benchmark Electronics, Inc.	16	325
Benefitfocus.Com, Inc. (a)	15	136
Black Knight, Inc. (a)	72	4,171
Blackbaud, Inc.	24	1,307
Blackline, Inc. (a)	19	1,008
Booz Allen Hamilton Holding Corporation - Class A	63	4,355
Bottomline Technologies Inc. (a)	21	752
Box, Inc. - Class A (a)	65	914
Broadcom Inc. (b)	186	44,086
Broadridge Financial Solutions, Inc.	54	5,125
Brooks Automation Inc.	34	1,044
Cabot Microelectronics Corporation	14	1,591
CACI International Inc. - Class A (a)	12	2,527
Cadence Design Systems Inc. (a)	129	8,543
CalAmp Corp. (a)	16	70
Cardtronics Group Limited - Class A (a)	16	340
Casa Systems, Inc. (a)	15	51
Cass Information Systems, Inc.	7	252
CDK Global, Inc.	60	1,957
CDW Corp.	69	6,407
Ceridian HCM Holding Inc. (a)	48	2,403
CEVA Inc. (a)	11	266
ChannelAdvisor Corp. (a)	10	69
Ciena Corp. (a) (b)	74	2,949
Cirrus Logic Inc. (a)	27	1,750
Cisco Systems, Inc.	1,995	78,439
Citrix Systems Inc.	62	8,772
Cloudera, Inc. (a) (b)	106	831
Cognex Corp.	78	3,303
Cognizant Technology Solutions Corp. - Class A	258	11,988
Coherent Inc. (a)	12	1,252
Cohu Inc. (b)	20	244
CommScope Holding Company, Inc. (a)	93	848
CommVault Systems Inc. (a)	21	852
Comtech Telecommunications Corp.	11	152
Conduent Inc. (a) (b)	87	213
Cornerstone OnDemand, Inc. (a)	25	779
Corning Incorporated	356	7,319
Coupa Software Incorporated (a) (b)	30	4,254
Cree, Inc. (a)	51	1,823
CSG Systems International, Inc.	16	679
CTS Corp.	15	379
Cypress Semiconductor Corp.	177	4,126
Daktronics Inc.	18	90
Dell Technology Inc. - Class C (a)	76	3,012
Diebold Nixdorf Inc. (a) (b)	30	107
Digital Turbine USA, Inc. (a)	27	118
Diodes Inc. (a)	19	788
DocuSign, Inc. (a)	50	4,588
Dolby Laboratories, Inc.	31	1,690
Domo Inc. (a)	4	43
Dropbox, Inc. - Class A (a) (b)	111	2,003
DXC Technology Company	122	1,595
Ebix Inc. (b)	11	162
EchoStar Corp. - Class A (a)	23	751
Elastic NV (a)	13	715
Endurance International Group Holdings, Inc. (a)	29	56
Enphase Energy, Inc. (a) (b)	40	1,293
Entegris, Inc.	65	2,925
Envestnet, Inc. (a)	25	1,343
EPAM Systems, Inc. (a)	26	4,815
ePlus Inc. (a)	7	416
Euronet Worldwide Inc. (a)	26	2,236
Everbridge, Inc. (a) (b)	15	1,622
EVERTEC, Inc.	30	680
EVO Payments, Inc. - Class A (a)	21	325
ExlService Holdings Inc. (a)	17	865
Extreme Networks, Inc. (a)	57	177
F5 Networks, Inc. (a)	28	3,004
Fabrinet (a)	18	963
Fair Isaac Corporation (a)	13	4,005
FARO Technologies Inc. (a)	8	367
Fastly, Inc. - Class A (a) (b)	22	417
Fidelity National Information Services, Inc.	288	35,032
FireEye, Inc. (a)	110	1,164
First Solar, Inc. (a)	38	1,373
Fiserv, Inc. (a)	271	25,698
Fitbit, Inc. - Class A (a)	98	656
Five9 Inc. (a)	28	2,137
FleetCor Technologies Inc. (a)	41	7,687
Flex Ltd. (a) (b)	240	2,007
FLIR Systems Inc.	60	1,922
Forescout Technologies, Inc. (a)	17	527
FormFactor Inc. (a)	36	719
Fortinet, Inc. (a)	67	6,756
Gartner Inc. (a)	41	4,058
Global Payments Inc.	140	20,147
GoDaddy Inc. - Class A (a)	82	4,694
GreenSky, Inc. - Class A (a) (b)	21	81
GTT Communications Inc. (a) (b)	16	126
Guidewire Software, Inc. (a)	40	3,149
Hackett Group Inc.	12	147
Harmonic, Inc. (a)	41	238
Hewlett Packard Enterprise Company	593	5,761
HP Inc.	689	11,957
HubSpot Inc. (a) (b)	20	2,597
Ichor Holdings, Ltd. (a)	9	172
II-VI Incorporated (a) (b)	41	1,181
Impinj, Inc. (a) (b)	6	101
Infinera Corporation (a) (b)	74	392
INPHI Corporation (a)	19	1,513
Insight Enterprises, Inc. (a)	17	724
Intel Corporation	2,045	110,688
InterDigital Communications, Inc.	13	599
International Business Machines Corporation	415	46,071

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
International Money Express Inc. (a) (b)	8	76
Intuit Inc.	122	28,044
IPG Photonics Corporation (a) (b)	18	2,010
Itron Inc. (a)	17	956
J2 Cloud Services, LLC	21	1,598
Jabil Inc.	64	1,561
Jack Henry & Associates Inc.	35	5,489
Juniper Networks, Inc. (b)	157	3,014
KBR, Inc.	69	1,428
Kemet Corp.	25	604
Keysight Technologies, Inc. (a)	86	7,197
Kimball Electronics Group, LLC (a)	11	123
KLA-Tencor Corp.	74	10,655
Knowles Corporation (a)	44	584
Kulicke & Soffa Industries Inc. (b)	33	683
L-1 Secure Credentialing, Inc. (a) (b)	4	56
Lam Research Corp. (b)	68	16,263
Lattice Semiconductor Corp. (a) (b)	62	1,113
Leidos Holdings Inc.	63	5,764
Limelight Networks, Inc. (a)	55	311
Littelfuse Inc.	12	1,621
LivePerson, Inc. (a) (b)	29	653
Liveramp, Inc. (a)	33	1,080
LogMeIn, Inc.	23	1,894
Lumentum Holdings Inc. (a)	37	2,732
MACOM Technology Solutions Holdings, Inc. (a)	22	418
Manhattan Associates Inc. (a)	32	1,587
Mantech International Corp. - Class A	13	929
Marvell Technology Group Ltd (b)	296	6,700
MasterCard Incorporated - Class A	422	101,958
Maxim Integrated Products, Inc.	125	6,084
MAXIMUS Inc.	31	1,811
MaxLinear, Inc. - Class A (a)	32	368
Medallia, Inc. (a) (b)	9	187
Mellanox Technologies Ltd (a)	22	2,726
Methode Electronics Inc.	18	473
Microchip Technology Incorporated (b)	114	7,717
Micron Technology, Inc. (a)	523	21,979
Microsoft Corporation	3,405	536,945
MicroStrategy Inc. - Class A (a)	5	540
Mimecast Uk Limited (a)	24	851
Mitek Systems, Inc. (a)	16	124
MKS Instruments, Inc.	27	2,161
Mobileiron, Inc. (a)	24	92
Model N, Inc. (a)	11	241
MongoDB, Inc. - Class A (a) (b)	22	3,061
Monolithic Power Systems Inc. (b)	20	3,328
Motorola Solutions Inc.	80	10,690
MTS Systems Corp.	9	195
NAPCO Security Technologies Inc. (a)	4	67
National Instruments Corp.	61	2,013
NCR Corporation (a)	57	1,011
NetApp, Inc.	110	4,586
NETGEAR, Inc. (a)	15	352
NetScout Systems, Inc. (a)	39	923
New Relic, Inc. (a)	23	1,061
NIC Inc.	32	741
Nlight, Inc. (a)	10	108
NortonLifelock Inc.	292	5,465
Novantas Inc. (a)	17	1,343
Nuance Communications, Inc. (a)	139	2,331
Nutanix, Inc. - Class A (a)	76	1,195
NVE Corp.	2	122
NVIDIA Corporation (b)	274	72,099
Okta, Inc. - Class A (a)	49	6,016
On Semiconductor Corporation (a)	199	2,480
Onespan, Inc. (a)	15	267
Onto Innovation Inc. (a)	23	667
Oracle Corporation (b)	1,081	52,267
OSI Systems Inc. (a)	8	574
Pagerduty, Inc. (a) (b)	6	96
Palo Alto Networks, Inc. (a) (b)	46	7,610
Paychex Inc.	150	9,426
Paycom Software, Inc. (a)	23	4,669
Paylocity Holding Corporation (a)	17	1,467
Paypal Holdings, Inc. (a)	525	50,275
Paysign, Inc. (a) (b)	10	54
PC Connection, Inc.	6	240
PDF Solutions Inc. (a)	9	106
Pegasystems Inc.	19	1,357
Perficient, Inc. (a)	17	457
Perspecta Inc.	72	1,318
Photronics Inc. (a)	34	348
Plantronics Inc. (b)	16	164
Plexus Corp. (a)	13	699
Pluralsight, Inc. - Class A (a) (b)	34	372
Power Integrations Inc.	14	1,258
Progress Software Corp.	21	680
Proofpoint, Inc. (a)	27	2,772
PROS Holdings, Inc. (a)	17	534
PTC Inc. (a)	51	3,146
Pure Storage, Inc. - Class A (a)	109	1,344
Q2 Holdings, Inc. (a)	20	1,208
QAD Inc. - Class A	6	236
Qorvo, Inc. (a)	56	4,490
Qualcomm Incorporated	535	36,208
Qualys, Inc. (a)	16	1,396
Rambus Inc. (a) (b)	52	577
Rapid7, Inc. (a) (b)	20	859
RealPage, Inc. (a) (b)	39	2,054
Repay Holdings Corporation - Class A	12	165
Ribbon Communications Inc. (a)	25	76
RingCentral, Inc. - Class A (a) (b)	35	7,367
Rogers Corp. (a)	9	841
Rosetta Stone Inc. (a)	11	147
Sabre Corporation	133	791
SailPoint Technologies Holdings, Inc. (a)	37	566
Salesforce.Com, Inc. (a)	392	56,452
Sanmina Corp. (a)	33	898
ScanSource Inc. (a)	12	266
Science Applications International Corp.	24	1,787
Seagate Technology Public Limited Company	108	5,292
Secureworks Corp. - Class A (a)	3	35
Semtech Corp. (a)	32	1,203
ServiceNow, Inc. (a)	88	25,305
Silicon Laboratories Inc. (a)	21	1,793
Skyworks Solutions, Inc. (b)	78	6,953
SMART Global Holdings, Inc. (a)	10	249
Smartsheet Inc. - Class A (a)	42	1,738
SolarEdge Technologies Ltd. (a) (b)	21	1,734
Splunk Inc. (a)	72	9,065
SPS Commerce, Inc. (a)	17	787
Square, Inc. - Class A (a) (b)	163	8,553
SS&C Technologies Holdings, Inc.	103	4,504
SunPower Corporation (a) (b)	41	207
SVMK Inc. (a)	10	139
Switch Inc - Class A	24	345
Sykes Enterprises Inc. (a)	20	534
Synaptics Incorporated (a)	17	991
SYNNEX Corporation	21	1,539
Synopsys Inc. (a)	69	8,932
TE Connectivity Ltd.	156	9,805
Tech Data Corp. (a)	16	2,062
Tenable Holdings, Inc. (a)	12	257
Teradata Corporation (a)	58	1,182
Teradyne Inc.	80	4,344
Texas Instruments Incorporated	438	43,810
The Trade Desk, Inc. - Class A (a) (b)	18	3,470
TiVo Corporation	60	424
Trimble Inc. (a)	112	3,552
TTEC Holdings, Inc.	8	278
TTM Technologies, Inc. (a)	45	467
Tucows Inc. (a) (b)	4	211
Twilio Inc. - Class A (a) (b)	56	4,984
Tyler Technologies Inc. (a)	19	5,534
Ultra Clean Holdings, Inc. (a)	19	261
Unisys Corp. (a)	25	306
Universal Display Corporation	21	2,705
Upland Software, Inc. (a)	11	296
Upstate Property Rentals, LLC (a)	17	267

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Varonis Systems, Inc. (a)	14	901
Veeco Instruments Inc. (a)	24	227
Verint Systems Inc. (a)	31	1,333
VeriSign, Inc. (a)	50	8,927
Verra Mobility Corporation - Class A (a) (b)	49	349
ViaSat, Inc. (a)	19	685
Viavi Solutions Inc. (a)	110	1,231
Virtusa Corporation (a)	14	389
Visa Inc. - Class A	805	129,717
Vishay Intertechnology Inc.	64	922
Vishay Precision Group, Inc. (a)	4	87
VMware Inc. - Class A (a) (b)	39	4,684
Western Digital Corporation	137	5,699
Western Union Co.	200	3,620
Wex, Inc. (a)	21	2,183
Workday, Inc. - Class A (a)	76	9,935
Workiva Inc. - Class A (a)	16	510
Xerox Holdings Corporation	95	1,801
Xilinx, Inc.	117	9,114
Xperii Corp.	24	331
Yext, Inc. (a) (b)	29	297
Zebra Technologies Corp. - Class A (a)	25	4,525
Zendesk, Inc. (a) (b)	54	3,458
Zscaler, Inc. (a) (b)	30	1,835
Zuora, Inc. - Class A (a)	36	294
Total Common Stocks (cost $1,923,040)		2,891,878
SHORT TERM INVESTMENTS 2.8%
Securities Lending Collateral 1.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	40,576	40,576
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	38,626	38,626
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.05%, 12/31/20 (e) (f)	597	596
0.15%, 02/25/21 (e) (f)	1,646	1,644
		2,240
Total Short Term Investments (cost $81,443)		81,442
Total Investments 101.8% (cost $2,004,483)		2,973,320
Other Derivative Instruments (0.0)%		(202)
Other Assets and Liabilities, Net (1.8)%		(52,225)
Total Net Assets 100.0%		2,920,893

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	167	June 2020	25,546	(151)	460
S&P Technology Select Sector Index	31	June 2020	2,607	(51)	(107)
				(202)	353

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon MSCI World Index Fund
COMMON STOCKS 99.6%
United States of America 62.5%
3M Company	5	626
Abbott Laboratories	14	1,112
AbbVie Inc.	12	898
ABIOMED, Inc. (a)	—	55
Activision Blizzard, Inc.	6	363
Acuity Brands, Inc.	—	30
Adobe Inc. (a)	4	1,218
ADS Alliance Data Systems, Inc.	—	13
Advance Auto Parts, Inc.	1	48
Advanced Micro Devices, Inc. (a)	8	383
AerCap Holdings N.V. (a)	1	23
AFLAC Incorporated	6	201
Agilent Technologies, Inc.	2	175
AGNC Investment Corp.	4	46
Air Products and Chemicals, Inc.	2	354
Akamai Technologies, Inc. (a)	1	119
Albemarle Corporation	1	47
Alexandria Real Estate Equities, Inc.	1	123
Alexion Pharmaceuticals, Inc. (a)	2	162
Align Technology, Inc. (a)	1	105
Alleghany Corporation	—	63
Alliant Energy Corporation	2	94
Ally Financial Inc.	3	46
Alnylam Pharmaceuticals, Inc. (a)	1	95
Alphabet Inc. - Class A (a)	2	2,758
Alphabet Inc. - Class C (a)	2	2,849
Altice USA, Inc. - Class A (a)	1	25
Altria Group, Inc.	15	576
Amazon.com, Inc. (a)	3	6,514
AMERCO	—	18
Ameren Corporation	2	143
American Airlines Group Inc. (b)	1	13
American Electric Power Company, Inc.	4	318
American Express Company	5	469
American Financial Group, Inc.	1	45
American International Group, Inc.	7	168
American Tower Corporation	4	768
American Water Works Company, Inc.	1	174
Ameriprise Financial, Inc.	1	100
AmerisourceBergen Corporation	1	104
AMETEK, Inc.	2	130
Amgen Inc.	5	952
Amphenol Corporation - Class A	2	168
Analog Devices, Inc.	3	258
Annaly Capital Management, Inc.	12	59
ANSYS, Inc. (a)	1	155
Anthem, Inc.	2	453
AO Smith Corp.	1	37
Apache Corporation	3	12
Apple Inc.	35	8,960
Applied Materials, Inc.	7	332
Aptiv PLC	2	100
Aramark	2	42
Archer-Daniels-Midland Company	4	157
Arista Networks, Inc. (a)	—	88
Arrow Electronics, Inc. (a)	1	36
Arthur J Gallagher & Co.	2	123
Assurant, Inc.	1	52
AT&T Inc.	58	1,686
Athene Holding Ltd - Class A (a)	1	32
Atmos Energy Corporation	1	96
Autodesk, Inc. (a)	2	268
Autoliv, Inc.	1	29
Automatic Data Processing, Inc.	3	466
AutoZone, Inc. (a)	—	157
AvalonBay Communities, Inc.	1	165
Avery Dennison Corporation	1	70
Axalta Coating Systems Ltd. (a)	2	30
Baker Hughes, a GE Company, LLC - Class A	5	52
Ball Corporation	2	156
Bank of America Corporation	68	1,436
Bausch Health Companies Inc. (a)	3	40
Baxter International Inc.	4	318
Becton, Dickinson and Company	2	494
Berkshire Hathaway Inc. - Class B (a)	10	1,903
Best Buy Co., Inc.	2	109
Biogen Inc. (a)	1	449
BioMarin Pharmaceutical Inc. (a)	1	117
Bio-Rad Laboratories, Inc. - Class A (a)	—	60
Black Knight, Inc. (a)	1	67
BlackRock, Inc.	1	406
Booking Holdings Inc. (a)	—	444
Booz Allen Hamilton Holding Corporation - Class A	1	74
BorgWarner Inc.	2	40
Boston Properties Inc.	1	114
Boston Scientific Corporation (a)	11	357
Bristol-Myers Squibb Company	19	1,033
Broadcom Inc.	3	743
Broadridge Financial Solutions, Inc.	1	85
Brown & Brown Inc.	2	67
Brown-Forman Corp. - Class B (b)	3	140
Bunge Limited	1	48
Burlington Stores Inc. (a)	1	87
C.H. Robinson Worldwide, Inc.	1	77
Cabot Oil & Gas Corp.	4	63
Cadence Design Systems Inc. (a)	2	146
Camden Property Trust	1	63
Campbell Soup Company	1	66
Capital One Financial Corporation	4	184
Capri Holdings Limited (a)	1	14
Cardinal Health, Inc.	2	114
Carmax Inc. (a) (b)	1	72
Caterpillar Inc.	4	505
Cboe Global Markets, Inc.	1	78
CBRE Group, Inc. - Class A (a)	3	95
CDK Global, Inc.	1	31
CDW Corp.	1	108
Celanese Corp. - Class A	1	75
Centene Corporation (a)	5	279
CenterPoint Energy, Inc.	4	64
CenturyLink Inc.	8	75
Cerner Corp.	2	153
CF Industries Holdings Inc.	2	50
Charter Communications, Inc. - Class A (a)	1	517
Cheniere Energy, Inc. (a)	2	65
Chevron Corporation	15	1,084
Chipotle Mexican Grill Inc. (a)	—	136
Chubb Limited	4	405
Church & Dwight Co. Inc.	2	125
Cigna Holding Company	3	521
Cincinnati Financial Corporation	1	93
Cintas Corp.	1	124
Cisco Systems, Inc.	34	1,319
Citigroup Inc.	17	727
Citizens Financial Group Inc.	4	67
Citrix Systems Inc.	1	148
CME Group Inc.	3	488
CMS Energy Corp.	2	133
Cognex Corp.	1	57
Cognizant Technology Solutions Corp. - Class A	4	206
Colgate-Palmolive Co.	6	430
Comcast Corporation - Class A	36	1,235
Comerica Inc.	1	36
ConAgra Brands Inc.	4	118
Concho Resources Inc.	2	66
ConocoPhillips	9	265
Consolidated Edison, Inc.	3	202
Constellation Brands, Inc. - Class A	1	190
Continental Resources Inc. (b)	1	6
Cooper Cos. Inc.	—	108
Copart Inc. (a)	2	112
Corning Incorporated	6	127
Corteva, Inc.	6	143
CoStar Group, Inc. (a)	—	170
Costco Wholesale Corporation	4	1,000
Coty Inc. - Class A	2	12

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Crown Castle International Corp.	3	478
Crown Holdings Inc. (a)	1	62
CSX Corp.	6	332
Cummins Inc.	1	153
CVS Health Corporation	10	615
D.R. Horton, Inc.	3	96
Danaher Corporation	5	690
Darden Restaurants Inc.	1	53
DaVita Inc. (a)	1	51
Deere & Company	2	329
Dell Technology Inc. - Class C (a)	1	51
Delta Air Lines Inc.	1	37
Dentsply Sirona Inc.	2	72
Devon Energy Corporation	3	23
DexCom Inc. (a) (b)	1	196
Diamondback Energy, Inc.	1	34
Digital Realty Trust Inc.	2	270
Discover Financial Services	2	86
Discovery, Inc. - Class A (a) (b)	1	27
Discovery, Inc. - Class C (a)	3	52
Dish Network Corporation - Class A (a)	2	39
DocuSign, Inc. (a)	1	75
Dollar General Corp.	2	308
Dollar Tree Inc. (a)	2	141
Dominion Energy, Inc.	7	472
Domino's Pizza, Inc.	—	100
Dover Corporation	1	93
Dow Inc.	6	172
Dropbox, Inc. - Class A (a)	2	33
DTE Energy Company	1	139
Duke Energy Corporation	6	469
Duke Realty Corp.	3	95
DuPont de Nemours, Inc.	6	202
DXC Technology Company	2	29
E*TRADE Financial Corp.	2	58
East West Bancorp, Inc.	1	32
Eastman Chemical Co.	1	53
Eaton Corporation Public Limited Company	3	259
Eaton Vance Corp.	1	28
eBay Inc.	6	181
Ecolab Inc.	2	321
Edison International	3	158
Edwards Lifesciences Corporation (a)	2	316
Elanco Animal Health (a)	3	68
Electronic Arts Inc. (a)	2	234
Eli Lilly & Co.	7	946
Emerson Electric Co.	5	233
Entergy Corporation	2	148
EOG Resources, Inc.	5	168
EPAM Systems, Inc. (a)	—	79
Equifax Inc.	1	111
Equinix, Inc.	1	422
Equitable Holdings, Inc.	3	47
Equity Lifestyle Properties, Inc.	1	77
Equity Residential	3	185
Erie Indemnity Company - Class A	—	25
Essential Utilities, Inc.	2	68
Essex Property Trust Inc.	1	114
Estee Lauder Cos. Inc. - Class A	2	283
Everest Re Group, Ltd.	—	61
Evergy, Inc.	2	96
Eversource Energy	3	197
Exact Sciences Corporation (a)	1	67
Exelon Corporation	8	288
Expedia Group, Inc.	1	63
Expeditors International of Washington Inc.	1	95
Extra Space Storage Inc.	1	102
Exxon Mobil Corporation	33	1,272
F5 Networks, Inc. (a)	—	52
Facebook, Inc. - Class A (a)	19	3,181
FactSet Research Systems Inc.	—	78
Fastenal Co.	5	144
Federal Realty Investment Trust	1	46
FedEx Corporation	2	241
Fidelity National Financial, Inc.	2	54
Fidelity National Information Services, Inc.	5	595
Fifth Third Bancorp	5	81
First Republic Bank	1	112
FirstEnergy Corp.	4	171
Fiserv, Inc. (a)	5	432
FleetCor Technologies Inc. (a)	1	132
FLIR Systems Inc.	1	34
Flowserve Corporation	1	28
FMC Corporation	1	85
Ford Motor Company	32	153
Fortinet, Inc. (a)	1	122
Fortive Corporation	2	132
Fortune Brands Home & Security, Inc.	1	49
Fox Corporation - Class A	3	71
Fox Corporation - Class B	1	29
Franklin Resources Inc.	3	42
Freeport-McMoRan Inc. - Class B	11	78
Gap Inc. (b)	2	15
Gartner Inc. (a)	1	71
General Dynamics Corporation	2	261
General Electric Company	70	552
General Mills, Inc.	5	255
General Motors Company	10	212
Genuine Parts Co.	1	82
Gilead Sciences, Inc.	10	754
Global Payments Inc.	2	344
Globe Life Inc.	1	59
GoDaddy Inc. - Class A (a)	1	82
Grubhub Holdings Inc. (a)	1	30
Guidewire Software, Inc. (a)	1	50
Halliburton Company	7	48
Hanesbrands Inc.	3	26
Harley-Davidson, Inc.	1	27
Hasbro, Inc.	1	73
HCA Healthcare, Inc.	2	197
HD Supply Holdings, Inc (a)	1	40
Healthpeak Properties, Inc.	4	95
HEICO Corp.	—	21
HEICO Corp. - Class A	1	38
Henry Schein Inc. (a)	1	64
Hershey Co.	1	152
Hess Corporation	2	73
Hewlett Packard Enterprise Company	10	96
Hilton Worldwide Holdings Inc.	2	147
HollyFrontier Corp.	1	31
Hologic Inc. (a)	2	78
Honeywell International Inc.	6	755
Hormel Foods Corp.	2	112
Host Hotels & Resorts, Inc.	6	67
Howmet Aerospace Inc.	3	50
HP Inc.	12	204
Humana Inc.	1	335
Huntington Bancshares Incorporated	8	65
Huntington Ingalls Industries Inc.	—	62
IAC/InterActiveCorp (a)	1	115
IDEX Corporation	1	88
IDEXX Laboratories, Inc. (a)	1	168
Illinois Tool Works Inc.	3	359
Illumina, Inc. (a)	1	323
Incyte Corporation (a)	1	107
Ingersoll Rand Inc. (a)	3	69
Ingredion Inc.	1	41
Insulet Corporation (a)	—	79
Intel Corporation	34	1,864
Intercontinental Exchange, Inc.	4	353
International Business Machines Corporation	7	784
International Flavors & Fragrances Inc.	1	86
International Paper Company	3	88
Interpublic Group of Cos. Inc.	3	54
Intuit Inc.	2	476
Intuitive Surgical, Inc. (a)	1	450
Invesco Ltd.	3	28
Invitation Homes Inc.	4	90
Ionis Pharmaceuticals Inc. (a)	1	49
IPG Photonics Corporation (a)	—	37

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
IQVIA Inc. (a)	1	138
Iron Mountain Incorporated (b)	2	54
Jack Henry & Associates Inc.	1	94
Jacobs Engineering Group Inc.	1	86
Jardine Strategic Holdings Ltd.	2	40
Jazz Pharmaceuticals Public Limited Company (a)	—	49
JB Hunt Transport Services Inc.	1	67
Jefferies Financial Group Inc.	2	31
JM Smucker Co.	1	100
Johnson & Johnson	21	2,734
Johnson Controls International Public Limited Company	6	162
Jones Lang LaSalle Incorporated	—	41
JPMorgan Chase & Co.	25	2,237
Juniper Networks, Inc.	3	56
K.K.R. Co., Inc.	4	93
Kansas City Southern	1	96
Kellogg Co.	2	121
KeyCorp	8	84
Keysight Technologies, Inc. (a)	1	121
Kimberly-Clark Corporation	3	344
Kimco Realty Corporation	3	33
Kinder Morgan, Inc.	16	228
KLA-Tencor Corp.	1	176
Knight-Swift Transportation Holdings Inc. - Class A	1	32
Kohl's Corporation	1	19
Kraft Heinz Foods Company	5	131
L3Harris Technologies, Inc.	2	320
Laboratory Corporation of America Holdings (a)	1	99
Lam Research Corp.	1	276
Lamb Weston Holdings Inc.	1	68
Las Vegas Sands Corp.	3	116
Lear Corporation	—	34
Leggett & Platt Inc.	1	27
Leidos Holdings Inc.	1	94
Lennar Corporation - Class A	2	87
Lennox International Inc.	—	50
Liberty Broadband Corp. - Class C (a)	1	97
Liberty Media Corporation - Class C (a)	2	45
Liberty SiriusXM Group - Class A (a)	1	21
Liberty SiriusXM Group - Class C (a)	1	41
Lincoln National Corporation	2	45
Live Nation Entertainment, Inc. (a)	1	55
LKQ Corporation (a)	2	50
Lockheed Martin Corporation	2	687
Loews Corp.	2	71
Lowe`s Companies, Inc.	6	521
M&T Bank Corporation	1	100
ManpowerGroup Inc.	—	26
Marathon Oil Corporation	6	21
Marathon Petroleum Corporation	5	123
Markel Corporation (a)	—	100
MarketAxess Holdings Inc.	—	98
Marriott International, Inc. - Class A	2	166
Marsh & McLennan Companies, Inc.	4	343
Martin Marietta Materials Inc.	1	97
Marvell Technology Group Ltd	5	117
Masco Corporation	2	75
MasterCard Incorporated - Class A	7	1,717
Match Group, Inc. (a) (b)	—	24
Maxim Integrated Products, Inc.	2	104
McCormick & Co. Inc.	1	134
McDonald's Corporation	6	984
McKesson Corporation	1	200
Medical Properties Trust, Inc.	4	69
Merck & Co., Inc.	20	1,550
MetLife, Inc.	6	187
Mettler-Toledo International Inc. (a)	—	135
MGM Resorts International	4	44
Microchip Technology Incorporated (b)	2	130
Micron Technology, Inc. (a)	9	374
Microsoft Corporation	57	9,064
Mid-America Apartment Communities, Inc.	1	93
Middleby Corp. (a)	—	27
Mohawk Industries Inc. (a)	—	37
Molson Coors Beverage Company - Class B	2	63
Mondelez International, Inc. - Class A	11	575
MongoDB, Inc. - Class A (a) (b)	—	42
Monster Beverage 1990 Corporation (a)	3	182
Moody's Corp.	1	282
Morgan Stanley	10	324
MOS Holdings Inc.	3	33
Motorola Solutions Inc.	1	180
MSCI Inc.	1	197
Mylan Holdings Ltd. (a)	4	61
NASDAQ Inc.	1	90
National Oilwell Varco, Inc.	3	32
National Retail Properties, Inc.	1	43
NetApp, Inc.	2	78
Netflix, Inc. (a)	3	1,311
Neurocrine Biosciences, Inc. (a)	1	58
Newell Brands Inc.	3	42
Newmont Corporation	7	300
News Corporation - Class A	3	31
NextEra Energy, Inc.	4	937
Nielsen Holdings plc	3	38
NIKE, Inc. - Class B	10	814
NiSource Inc.	3	76
Noble Energy, Inc.	4	25
Nordstrom Inc. (b)	1	15
Norfolk Southern Corporation	2	299
Northern Trust Corp.	2	125
Northrop Grumman Systems Corp.	1	380
NortonLifelock Inc.	5	92
Norwegian Cruise Line Holdings Ltd. (a)	2	20
NRG Energy, Inc.	2	58
Nucor Corporation	3	90
NVIDIA Corporation	5	1,212
NVR, Inc. (a)	—	69
Occidental Petroleum Corporation	7	81
OGE Energy Corp.	2	49
Okta, Inc. - Class A (a)	1	99
Old Dominion Freight Line Inc.	1	99
Omega Healthcare Investors, Inc.	2	45
Omnicom Group Inc.	2	97
On Semiconductor Corporation (a)	4	44
ONEOK, Inc.	3	72
Oracle Corporation	18	877
O'Reilly Automotive, Inc. (a)	1	177
Ovintiv Canada ULC (b)	2	5
Owens Corning Inc.	1	32
PACCAR Inc.	3	172
Packaging Corporation of America	1	67
Palo Alto Networks, Inc. (a)	1	124
Parker-Hannifin Corporation	1	132
Paychex Inc.	3	161
Paycom Software, Inc. (a)	—	79
Paypal Holdings, Inc. (a)	9	844
People's United Financial Inc.	3	34
PepsiCo, Inc.	11	1,325
PerkinElmer Inc.	1	65
Perrigo Company Public Limited Company	1	54
Pfizer Inc.	44	1,429
Philip Morris International Inc.	12	905
Phillips 66	4	191
Pinnacle West Capital Corp.	1	70
Pinterest, Inc. - Class A (a) (b)	2	32
Pioneer Natural Resources Co.	1	94
Polaris Industries Inc.	—	21
PPG Industries, Inc.	2	159
PPL Corporation	6	143
Principal Financial Group, Inc.	2	73
Procter & Gamble Co.	20	2,172
Progressive Corp.	5	347
ProLogis Inc.	6	466
Prudential Financial Inc.	3	166
PTC Inc. (a)	1	56
Public Service Enterprise Group Inc.	4	180
Public Storage	1	252
Pulte Homes Inc.	2	46

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
PVH Corp.	1	22
Qiagen N.V. (a)	2	67
Qorvo, Inc. (a)	1	76
Qualcomm Incorporated	9	609
Quest Diagnostics Incorporated	1	88
Ralph Lauren Corp. - Class A	—	29
Raymond James Financial Inc.	1	66
Raytheon Company	2	287
Realty Income Corporation	2	124
Regency Centers Corp.	1	53
Regeneron Pharmaceuticals, Inc. (a)	1	309
Regions Financial Corporation	7	66
Reinsurance Group of America, Incorporated	—	41
Republic Services Inc.	2	135
ResMed Inc.	1	170
RingCentral, Inc. - Class A (a)	1	122
Robert Half International Inc.	1	34
Rockwell Automation Inc.	1	135
Roku Inc. - Class A (a)	1	57
Rollins Inc.	1	47
Roper Technologies, Inc.	1	254
Ross Stores Inc.	3	252
Royal Caribbean Cruises Ltd.	1	46
RPM International Inc.	1	60
S&P Global Inc.	2	471
Sabre Corporation	2	13
Salesforce.Com, Inc. (a)	7	948
Sarepta Therapeutics, Inc. (a)	1	56
SBA Communications Corporation	1	237
Schlumberger Ltd.	11	146
Sealed Air Corporation	1	31
Seattle Genetics Inc. (a)	1	104
SEI Investments Co.	1	50
Sempra Energy	2	253
Sensata Technologies Holding PLC (a)	1	37
ServiceNow, Inc. (a)	1	428
Sherwin-Williams Co.	1	303
Signature Bank	—	34
Simon Property Group, Inc.	2	132
Sirius XM Holdings Inc. (b)	12	61
Skyworks Solutions, Inc.	1	121
SL Green Realty Corp.	1	28
Snap Inc. - Class A (a)	5	64
Snap-On Inc.	—	47
Southwest Airlines Co.	1	40
Spirit Aerosystems Holdings Inc. - Class A	1	21
Splunk Inc. (a)	1	150
Sprint Corporation (a)	7	61
Square, Inc. - Class A (a)	3	141
SS&C Technologies Holdings, Inc.	2	82
Stanley Black & Decker Inc.	1	122
Starbucks Corporation	9	613
State Street Corporation	3	150
Steel Dynamics Inc.	2	35
Steris Limited	1	93
Stryker Corporation	3	447
Sun Communities Inc.	1	88
SVB Financial Group (a)	—	62
Synchrony Financial	5	76
Synopsys Inc. (a)	1	150
Sysco Corp.	4	179
T. Rowe Price Group, Inc.	2	178
Take-Two Interactive Software Inc. (a)	1	113
Tapestry Inc.	2	31
Targa Resources Corp.	2	13
Target Corporation	4	370
TD Ameritrade Holding Corporation	2	76
TechnipFMC PLC	4	24
Teledyne Technologies Inc. (a)	—	84
Teleflex Incorporated	—	110
Teradyne Inc.	1	70
Tesla Inc. (a)	1	561
Texas Instruments Incorporated	7	744
Textron Inc.	2	52
The AES Corporation	5	74
The Allstate Corporation	3	232
The Bank of New York Mellon Corporation (c)	6	218
The Blackstone Group Inc.	5	235
The Boeing Company	4	630
The Charles Schwab Corporation	9	304
The Clorox Company	1	174
The Coca-Cola Company	32	1,425
The Goldman Sachs Group, Inc.	3	388
The Hartford Financial Services Group, Inc.	3	102
The Home Depot, Inc.	9	1,612
The Kroger Co.	6	195
The PNC Financial Services Group, Inc.	3	330
The Southern Company	8	447
The Travelers Companies, Inc.	2	200
The Williams Companies, Inc.	10	139
Thermo Fisher Scientific Inc.	3	906
Tiffany & Co.	1	107
TJX Cos. Inc.	10	455
T-Mobile USA, Inc. (a)	3	233
Tractor Supply Co.	1	81
Trane Technologies Public Limited Company	2	157
TransDigm Group Inc.	—	122
TransUnion	2	100
Trimble Inc. (a)	2	67
TripAdvisor Inc.	1	16
Truist Financial Corporation	11	329
Twilio Inc. - Class A (a) (b)	1	83
Twitter, Inc. (a)	6	143
Tyler Technologies Inc. (a)	—	89
Tyson Foods Inc. - Class A	2	135
U.S. Bancorp	12	402
Uber Technologies, Inc. (a)	3	83
UDR, Inc.	2	80
UGI Corp.	2	44
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	78
Under Armour Inc. - Class A (a)	2	16
Under Armour Inc. - Class C (a)	2	14
Union Pacific Corporation	5	773
United Airlines Holdings, Inc. (a)	1	19
United Parcel Service Inc. - Class B	6	515
United Rentals Inc. (a)	1	64
United Technologies Corporation	7	617
UnitedHealth Group Incorporated	7	1,870
Universal Health Services Inc. - Class B	1	60
Unum Group	2	27
Vail Resorts, Inc.	—	48
Valero Energy Corporation	3	149
Varian Medical Systems, Inc. (a)	1	73
Veeva Systems Inc. - Class A (a)	1	164
Ventas, Inc.	3	80
VEREIT, Inc.	8	38
VeriSign, Inc. (a)	1	155
Verisk Analytics, Inc.	1	173
Verizon Communications Inc.	33	1,759
Vertex Pharmaceuticals Incorporated (a)	2	481
VF Corp.	3	147
ViacomCBS Inc. - Class B	5	64
VICI Properties Inc. (b)	4	59
Visa Inc. - Class A	14	2,186
Vistra Energy Corp.	3	44
VMware Inc. - Class A (a)	1	83
Vornado Realty Trust	1	49
Voya Financial, Inc.	1	40
Vulcan Materials Co.	1	117
W. R. Berkley Corporation	1	65
W. W. Grainger, Inc.	—	92
W.P. Carey Inc.	1	83
WABCO Holdings Inc. (a)	—	59
Wabtec Corp.	1	70
Walgreens Boots Alliance, Inc.	6	279
Walmart Inc.	11	1,278
Walt Disney Co.	14	1,378
Waste Connections, Inc.	2	161
Waste Management, Inc.	3	316
Waters Corp. (a)	—	89

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Wayfair Inc. - Class A (a) (b)	—	26
WEC Energy Group Inc.	3	224
Wells Fargo & Company	32	912
Welltower Inc.	3	150
West Pharmaceutical Services Inc.	1	87
Western Digital Corporation	2	100
Western Union Co.	4	64
Westlake Chemical Corporation	—	10
Westrock Company, Inc.	2	61
Weyerhaeuser Company	6	102
Whirlpool Corporation	1	47
Workday, Inc. - Class A (a)	1	172
Wynn Resorts Ltd.	1	46
Xcel Energy Inc.	4	252
Xerox Holdings Corporation	2	29
Xilinx, Inc.	2	159
XPO Logistics Inc. (a)	1	39
Xylem Inc.	1	92
Yum! Brands, Inc.	2	165
Zebra Technologies Corp. - Class A (a)	—	77
Zillow Group, Inc. - Class C (a) (b)	1	34
Zimmer Biomet Holdings, Inc.	2	167
Zions Bancorp	1	38
Zoetis Inc. - Class A	4	447
		173,880
Japan 8.5%
ABC-Mart Inc.	—	15
Acom Co. Ltd.	4	15
Advantest Corporation (b)	2	63
AEON Co. Ltd.	5	115
AEON Financial Service Co. Ltd. (b)	1	11
AEON Mall Co. Ltd. (b)	1	9
Air Water Inc.	1	19
Aisin Seiki Co. Ltd.	1	31
Ajinomoto Co. Inc.	4	67
Alfresa Holdings Corp.	2	31
All Nippon Airways Co. Ltd.	1	24
ALPS Alpine Co. Ltd. (b)	2	15
Amada Co. Ltd.	2	18
Aozora Bank, Ltd.	1	21
Asahi Breweries Ltd.	3	91
Asahi Glass Co. Ltd.	1	32
Asahi Intecc Co., Ltd.	2	40
Asahi Kasei Corp.	10	69
Astellas Pharma Inc.	15	226
Bandai Namco Holdings Inc. (b)	2	78
Bank of Kyoto Ltd.	1	16
Benesse Holdings Inc.	1	18
Bridgestone Corp.	5	138
Brother Industries Ltd.	2	26
Calbee,Inc.	1	19
Canon Inc.	8	174
Casio Computer Co. Ltd.	1	19
Central Japan Railway Co.	1	176
China Bank Ltd. (b)	5	22
Chubu Electric Power Co. Inc.	5	72
Chugai Pharmaceutical Co. Ltd.	2	209
Chugoku Electric Power Co. Inc.	3	35
Coca-Cola Bottlers Japan Holdings Inc.	1	23
Concordia Financial Group, Ltd.	9	27
Credit Saison Co. Ltd.	1	12
CyberAgent Inc.	1	31
Dai Nippon Printing Co. Ltd.	2	45
Daicel Corp.	2	12
Daifuke Co. Ltd. (b)	1	50
Dai-ichi Life Holdings, Inc.	9	103
Daiichi Sankyo Company, Ltd	4	309
Daikin Industries Ltd.	2	243
Dainippon Sumitomo Pharma Co. Ltd.	2	19
Daito Trust Construction Co. Ltd.	1	56
Daiwa House Industry Co. Ltd.	4	109
Daiwa House REIT Investment Corporation	—	37
Daiwa Securities Group Inc.	12	48
Denso Corp.	3	109
Dentsu Inc. (b)	2	35
Disco Corp.	—	39
East Japan Railway Co.	2	182
Eisai Co. Ltd.	2	147
Electric Power Development Co., Ltd.	1	26
Familymart Co., Ltd.	2	36
Fanuc Ltd.	2	202
Fast Retailing Co. Ltd.	1	204
Fuji Electric Holdings Co. Ltd.	1	22
FUJIFILM Holdings Corp. (b)	3	146
Fujitsu Ltd.	2	145
Fukuoka Financial Group, Inc.	2	21
GMO Payment Gateway, Inc.	—	21
Hakuhodo DY Holdings Incorporated	2	21
Hamamatsu Photonics KK	1	45
Hankyu Hanshin Holdings Inc.	2	64
Hikari Tsushin Inc.	—	17
Hino Motors Ltd.	2	13
Hirose Electric Co. Ltd.	—	22
Hisamitsu Pharmaceutical Co. Inc.	1	23
Hitachi Chemical Co. Ltd.	1	30
Hitachi Construction Machinery Co. Ltd. (b)	1	20
Hitachi High-Technologies Corp.	1	44
Hitachi Ltd.	8	220
Hitachi Metals Ltd. (b)	2	16
Honda Motor Co. Ltd.	13	292
Hoshizaki Corporation	—	30
Hoya Corp.	3	255
Hulic Co. Ltd.	3	27
Idemitsu Kosan Co., Ltd. (b)	2	36
IHI Corp.	1	14
Iida Group Holdings Co., Ltd.	1	19
Inpex Corporation	9	48
Isetan Mitsukoshi Holdings Ltd.	3	18
Isuzu Motors Ltd.	4	26
ITOCHU Corp. (b)	11	221
ITOCHU Techno-Solutions Corporation	1	17
J.Front Retailing Co., Ltd.	2	14
Japan Airlines Co., Ltd (b)	1	18
Japan Airport Terminal Co. Ltd. (b)	—	15
Japan Exchange Group Inc.	4	76
Japan Post Bank Co., Ltd. (b)	4	33
Japan Post Holdings Co., Ltd.	12	95
Japan Post Insurance Co., Ltd. (b)	2	18
Japan Prime Realty Investment Corp.	—	18
Japan Real Estate Investment Corp.	—	64
Japan Retail Fund Investment Corp.	—	25
Japan Tobacco Inc.	10	179
JFE Holdings Inc.	4	26
JGC Holding Corporation (b)	2	15
JS Group Corp.	2	24
JSR Corp.	2	27
JTEKT Corp.	2	10
JXTG Holdings, Inc.	24	83
Kajima Corp.	3	35
Kakaku.com Inc.	1	18
Kamigumi Co. Ltd.	1	17
Kansai Electric Power Co. Inc.	6	65
Kansai Paint Co. Ltd.	1	27
Kao Corp.	4	302
Kawasaki Heavy Industries Ltd. (b)	1	17
KDDI Corp.	14	414
Keihan Holdings Co. Ltd.	1	36
Keikyu Corp.	2	27
Keio Corp.	1	47
Keisei Electric Railway Co. Ltd.	1	32
Keyence Corp.	1	451
Kikkoman Corp. (b)	1	47
Kintetsu Corp.	1	65
Kirin Holdings Co. Ltd.	6	129
Kobayashi Pharmaceutical Co. Ltd.	—	37
Koito Manufacturing Co. Ltd.	1	30
Komatsu Ltd.	7	121
Konami Corp.	1	21
Konica Minolta Holdings Inc.	4	14

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Kose Corp. (b)	—	37
Kubota Corp.	8	108
Kuraray Co. Ltd.	3	26
Kurita Water Industries Ltd.	1	21
Kyocera Corp.	3	153
Kyowa Kirin Co., Ltd.	2	40
Kyushu Electric Power Co. Inc. (b)	3	25
Kyushu Railway Company (b)	1	40
Lawson Inc.	—	22
Line Corporation (a) (b)	—	19
Lion Corp.	2	43
M3, Inc. (b)	4	103
Makita Corp.	2	58
Marubeni Corp.	12	62
Marui Group Co. Ltd. (b)	2	25
Maruichi Steel Tube Ltd. (b)	1	12
Mazda Motor Corp. (b)	4	22
McDonald's Holdings Co. Japan Ltd.	1	27
Mebuki Financial Group, Inc.	7	13
Medipal Holdings Corp.	2	30
Meiji Holdings Co., Ltd.	1	64
Mercari, Inc. (a) (b)	1	10
Minebea Mitsumi Inc. (b)	3	46
MISUMI Group Inc.	2	48
Mitsubishi Chemical Holdings Corporation	10	59
Mitsubishi Corp.	11	229
Mitsubishi Electric Corp.	15	181
Mitsubishi Estate Co. Ltd.	9	140
Mitsubishi Gas Chemical Co. Inc.	1	14
Mitsubishi Heavy Industries Ltd.	3	65
Mitsubishi Materials Corp.	1	20
Mitsubishi Motors Corp.	6	17
Mitsubishi UFJ Financial Group Inc.	98	362
Mitsubishi UFJ Lease & Finance Co. Ltd.	3	14
Mitsui & Co. Ltd.	13	180
Mitsui Chemicals Inc.	2	30
Mitsui Fudosan Co. Ltd.	7	123
Mitsui OSK Lines Ltd.	1	13
Mizuho Financial Group Inc.	190	217
MonotaRO Co., Ltd. (b)	1	24
MS&AD Insurance Group Holdings, Inc.	4	106
Murata Manufacturing Co. Ltd.	4	228
Nabtesco Corp.	1	23
Nagoya Railroad Co. Ltd.	2	45
NEC Corp.	2	73
NEC Electronics Corp. (a)	6	20
NEXON Co.,Ltd.	4	59
NGK Insulators Ltd.	2	25
NGK Spark Plug Co. Ltd.	1	18
Nidec Corp.	4	187
Nikon Corp.	3	25
Nintendo Co. Ltd.	1	348
Nippon Building Fund Inc.	—	74
Nippon Express Co. Ltd.	1	29
Nippon Meat Packers Inc.	1	24
Nippon Paint Co. Ltd.	1	63
Nippon Shinyaku Co., Ltd.	—	24
Nippon Steel Corporation	7	57
Nippon Telegraph & Telephone Corp.	10	246
Nippon Yusen KK (b)	2	18
Nissan Chemical Industries Ltd.	1	29
Nissan Motor Co., Ltd.	18	59
Nisshin Seifun Group Inc.	2	30
Nissin Foods Holdings Co. Ltd.	1	41
Nitori Co. Ltd.	1	81
Nitto Denko Corp.	1	53
Nomura Holdings Inc.	25	105
Nomura Real Estate Holdings, Inc.	1	18
Nomura Real Estate Master Fund. Inc.	—	39
Nomura Research Institute Ltd.	3	55
NSK Ltd.	3	18
NTT Data Corp.	5	48
NTT DoCoMo Inc.	10	325
Obayashi Corp.	5	43
Obic Co. Ltd.	1	66
Odakyu Electric Railway Co. Ltd.	2	53
OJI Holdings Corp.	7	37
Olympus Corp.	9	132
Omron Corp.	2	77
Ono Pharmaceutical Co. Ltd.	3	60
Oracle Corp. Japan	—	26
Oriental Land Co. Ltd. (b)	2	203
ORIX Corp.	10	125
Orix J-REIT Inc.	—	22
Osaka Gas Co. Ltd.	3	57
Otsuka Corp.	1	34
Otsuka Holdings Co., Ltd.	3	125
Pan Pacific International Holdings Corporation	4	68
Panasonic Corp.	17	133
Park24 Co. Ltd.	1	15
PeptiDream Inc. (a)	1	21
Persol Holdings Co., Ltd. (b)	1	13
Pigeon Corp. (b)	1	35
Pola Orbis Holdings Inc.	1	15
Prologis	—	40
Rakuten Inc.	7	54
Recruit Holdings Co., Ltd.	11	275
Resona Holdings Inc.	16	49
Ricoh Co. Ltd. (b)	6	42
Rinnai Corp.	—	21
Rohm Co. Ltd.	1	44
Ryohin Keikaku Co. Ltd.	2	22
Sankyo Co. Ltd.	—	12
Santen Pharmaceutical Co. Ltd.	3	49
SBI Holdings Inc. (b)	2	26
Secom Co. Ltd.	2	141
Sega Sammy Holdings Inc.	2	19
Seibu Holdings Inc.	2	19
Seiko Epson Corp. (b)	3	27
Sekisui Chemical Co. Ltd.	3	40
Sekisui House Ltd.	5	81
Seven & I Holdings Co., Ltd.	6	203
Seven Bank, Ltd.	5	14
SG Holdings Co., Ltd.	1	26
Sharp Corp. (b)	2	16
Shimadzu Corp.	2	50
Shimamura Co. Ltd.	—	12
Shimano Inc.	1	86
Shimizu Corp.	5	38
Shin-Etsu Chemical Co. Ltd.	3	277
Shinsei Bank Ltd. (b)	2	20
Shionogi & Co. Ltd.	2	103
Shiseido Co. Ltd.	3	183
Shizuoka Bank Ltd.	4	24
Showa Denko KK	1	21
SMC Corp.	—	168
Softbank Corp. (b)	13	170
SoftBank Group Corp.	12	438
Sohgo Security Services Co. Ltd.	1	24
Sompo Holdings, Inc.	3	77
Sony Corp.	10	599
Sony Financial Holdings Inc.	1	20
Square Enix Holdings Co. Ltd.	1	27
Stanley Electric Co. Ltd.	1	22
Subaru Corp. NPV (b)	5	92
SUMCO Corporation	2	22
Sumitomo Chemical Co. Ltd.	11	33
Sumitomo Corp.	10	110
Sumitomo Electric Industries Ltd.	6	61
Sumitomo Heavy Industries Ltd.	1	18
Sumitomo Metal Mining Co. Ltd.	2	41
Sumitomo Mitsui Financial Group Inc. (b)	10	245
Sumitomo Mitsui Trust Holdings Inc.	2	69
Sumitomo Realty & Development Co. Ltd.	3	63
Sumitomo Rubber Industries Inc.	1	12
Sundrug Co. Ltd.	1	22
Suntory Beverage & Food Limited	1	41
Suzuken Co. Ltd.	1	22
Suzuki Motor Corp.	3	69
Sysmex Corp.	1	94

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
T&D Holdings Inc.	4	36
Taiheiyo Cement Corp.	1	19
Taisei Corp.	2	52
Taisho Pharmaceutical Holdings Company Ltd.	—	18
Taiyo Nippon Sanso Corp.	1	18
Takeda Pharmaceutical Co. Ltd.	12	355
TDK Corp.	1	77
Teijin Ltd.	1	22
Terumo Corp.	5	179
THK Co. Ltd.	1	22
Tobu Railway Co. Ltd.	2	56
Toho Co. Ltd.	1	31
Toho Gas Co. Ltd.	1	27
Tohoku Electric Power Co. Inc.	4	34
Tokio Marine Holdings Inc.	5	229
Tokyo Century Corp. (b)	—	9
Tokyo Electric Power Co. Holdings Inc. (a)	12	41
Tokyo Electron Ltd.	1	225
Tokyo Gas Co. Ltd.	3	69
Tokyu Corp.	4	66
Tokyu Fudosan Holdings Corporation	5	23
Toppan Printing Co. Ltd.	2	31
Toray Industries Inc.	12	51
Toshiba Corp.	3	70
Tosoh Corp.	2	24
TOTO Ltd.	1	36
Toyo Seikan Group Holdings Ltd.	1	12
Toyo Suisan Kaisha Ltd.	1	39
Toyoda Gosei Co. Ltd.	1	10
Toyota Industries Corp.	1	58
Toyota Motor Corp.	18	1,082
Toyota Tsusho Corp.	2	37
Trend Micro Inc.	1	49
TSURUHA Holdings ,Inc.	—	40
Unicharm Corp.	3	124
United Urban Investment Corp.	—	22
USS Co. Ltd.	2	28
Welcia Holdings Co.,Ltd.	—	21
West Japan Railway Co.	1	89
Yahoo! Japan Corp.	20	66
Yakult Honsha Co. Ltd.	1	59
Yamada Denki Co. Ltd.	6	23
Yamaha Corp.	1	47
Yamaha Motor Co. Ltd.	2	24
Yamato Holdings Co. Ltd. (b)	3	42
Yamazaki Baking Co. Ltd.	1	25
Yaskawa Electric Corp.	2	55
Yokogawa Electric Corp.	2	19
Yokohama Rubber Co. Ltd.	1	14
ZOZO, Inc. (b)	1	8
		23,704
United Kingdom 5.1%
3i Group plc	8	74
Admiral Group PLC	1	41
Anglo American PLC	8	145
Antofagasta PLC	4	33
Aon PLC - Class A	2	303
Ashtead Group Public Limited Company	4	79
Associated British Foods PLC	3	62
AstraZeneca PLC	10	940
Auto Trader Group PLC	7	40
AVEVA Group plc	—	18
Aviva PLC	32	106
BAE Systems PLC	25	159
Barclays PLC	136	157
Barratt Developments P L C	8	44
BP P.L.C.	160	667
British American Tobacco P.L.C.	18	622
BT Group Plc	66	96
Bunzl Public Limited Company	3	56
Burberry Group PLC	3	54
Carnival Plc	3	45
Carnival Plc	1	17
Centrica PLC	46	22
Coca-Cola European Partners PLC	2	68
Coca-Cola HBC AG	2	35
Compass Group PLC	13	198
Croda International Public Limited Company	1	56
DCC Public Limited Company	1	51
Diageo PLC	18	592
Direct Line Insurance Limited	10	38
easyJet PLC	1	10
Evraz PLC	3	9
Experian PLC	7	202
Ferguson PLC	2	112
Fiat Chrysler Automobiles N.V.	9	63
G4S PLC	14	16
GlaxoSmithKline PLC	40	749
GVC Holdings PLC	4	31
Halma Public Limited Company	3	71
Hargreaves Lansdown PLC	2	40
HSBC Holdings PLC	160	901
IHS Markit Ltd.	3	184
Imperial Brands PLC	8	140
Informa Switzerland Limited	10	57
InterContinental Hotels Group PLC	1	61
Intertek Group Plc	1	73
ITV Plc	28	22
J Sainsbury PLC	15	39
JD Sports Fashion Plc	3	16
Johnson Matthey PLC	2	34
Kingfisher Plc	18	32
Land Securities Group PLC	6	40
Legal & General Group PLC	47	112
Liberty Global PLC - Class A (a)	1	20
Liberty Global PLC - Class C (a)	3	52
Linde Public Limited Company	4	734
Lloyds Banking Group PLC	562	220
London Stock Exchange Group PLC	2	223
M&G PLC (a)	21	29
Marks & Spencer Group Plc	17	21
Meggitt PLC	6	21
Melrose Holdings Limited	38	43
Micro Focus International PLC	3	15
Mondi plc	4	63
National Grid PLC	28	322
Next PLC	1	55
Ocado Group PLC (a)	4	53
Pearson PLC	6	43
Persimmon Public Limited Company	3	60
Prudential Public Limited Company (c)	21	265
Reckitt Benckiser Group PLC	6	429
Relx PLC	15	330
Rentokil Initial PLC	14	70
Rio Tinto PLC	9	411
Rolls-Royce Holdings plc (a)	14	57
RSA Insurance Group PLC	8	42
Schroders PLC	1	28
SEGRO Public Limited Company	9	86
Severn Trent PLC	2	51
Smith & Nephew PLC	7	118
Smiths Group PLC	3	47
Spirax-Sarco Engineering PLC	1	58
SSE PLC	8	136
St. James's Place PLC	4	39
Standard Chartered PLC	22	118
Standard Life Aberdeen PLC	17	46
Taylor Wimpey PLC	26	38
Tesco PLC	78	220
The Berkeley Group Holdings PLC	1	41
The British Land Company Public Limited Company	7	28
The Royal Bank of Scotland Group Public Limited Company	38	53
The Sage Group PLC.	9	64
TUI AG (d)	4	18
Unilever N.V.	12	574
Unilever PLC	9	439
United Utilities Group PLC	5	60
Vodafone Group Public Limited Company	215	298

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Weir Group PLC(The)	2	18
Whitbread PLC	1	39
Willis Towers Watson Public Limited Company	1	176
WM Morrison Supermarkets P L C	20	44
WPP 2012 Limited	10	68
		14,315
Switzerland 3.6%
ABB Ltd.	15	257
Adecco Group AG	1	47
Alcon AG (a)	3	171
Baloise Holding AG	—	54
Barry Callebaut AG	—	48
Clariant AG	2	29
Compagnie Financiere Richemont SA	4	220
Credit Suisse Group AG	20	162
Dufry AG	—	8
EMS-Chemie Holding AG	—	38
Garmin Ltd.	1	82
Geberit AG	—	131
Givaudan SA	—	229
Glencore PLC	85	130
Julius Bar Gruppe AG	2	59
Kühne + Nagel International AG	—	59
LafargeHolcim Ltd.	4	146
Lindt & Spruengli AG	—	87
Lonza Group AG	1	249
Nestle SA	24	2,407
Novartis AG	17	1,396
Pargesa Holding SA	—	23
Partners Group Holding AG	—	103
Roche Holding AG	6	1,811
Schindler Holding AG	—	31
SGS SA	—	109
Sika AG	1	169
Sonova Holding AG	—	78
STMicroelectronics NV (b)	5	119
Straumann Holding AG	—	63
Swatch Group AG	—	20
Swatch Group AG	—	47
Swiss Life Holding AG	—	89
Swiss Prime Site AG	1	57
Swiss Re AG	2	181
Swisscom AG (b)	—	110
TE Connectivity Ltd.	3	170
Temenos Group AG	—	64
UBS Group AG	31	283
Vifor Pharma Management AG	—	53
Zurich Insurance Group AG	1	413
		10,002
France 3.3%
Accor SA	1	40
Aeroports de Paris	—	21
Alstom	1	57
Amundi	—	26
Arkema	1	36
AtoS SE	1	50
AXA SA	15	264
Biomerieux SA	—	34
BNP Paribas SA	9	268
Bollore SA	8	22
Bouygues SA	2	50
Bureau Veritas	2	46
Capgemini SA	1	106
Carrefour SA	5	80
Casino Guichard Perrachon SA (b)	1	19
Cie de Saint-Gobain	4	90
Cie Generale d'Optique Essilor International SA	2	236
CNP Assurances SA	2	15
Compagnie Generale des Etablissements Michelin	1	124
Covivio	—	21
Credit Agricole SA	9	69
Danone	5	318
Dassault Aviation SA	—	18
Dassault Systemes SA	1	158
EDENRED	2	81
Eiffage	1	47
Electricite de France	4	35
Engie	15	150
Eurazeo SA	—	14
Eurofins Scientific SE (b)	—	49
Eutelsat Communications	2	17
Faurecia	1	17
Gecina SA	—	50
Getlink S.E.	4	44
Hermes International SCA	—	171
Icade SA	—	17
Iliad SA	—	19
Ingenico Group	—	49
IPSEN	—	17
JC Decaux SA	1	12
Kering SA	1	316
Klepierre	1	31
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	4	475
Legrand SA	2	135
L'Oreal SA	2	530
LVMH Moet Hennessy Louis Vuitton SE	2	820
Natixis (b)	8	27
Orange SA	16	197
Pernod-Ricard SA	2	241
Peugeot SA	5	65
Publicis Groupe SA	2	49
Remy Cointreau SA (b)	—	23
Renault SA	2	31
Safran	3	227
Sanofi SA	9	781
Sartorius Stedim Biotech	—	44
Schneider Electric SE (a)	4	368
SCOR	1	30
SEB SA	—	25
Societe Generale SA	7	109
Sodexo SA	1	48
SUEZ	3	28
Teleperformance	—	95
Thales SA	1	69
Total SA (b)	19	730
Ubisoft Entertainment (a)	1	48
Valeo	2	34
Veolia Environnement	4	87
VINCI	4	335
Vivendi SA	6	137
Wendel SA	—	15
Worldline (a)	1	57
		9,164
Canada 3.2%
Agnico Eagle Mines Limited	2	76
Air Canada (a)	1	9
Algonquin Power & Utilities Corp.	4	54
Alimentation Couche-Tard Inc.	7	162
AltaGas Ltd.	2	19
ATCO Ltd. - Class I	1	19
Aurora Cannabis Inc. (a) (b)	6	5
Bank of Montreal	5	257
Barrick Gold Corp.	14	257
BCE Inc.	1	49
BlackBerry Limited (a)	5	19
Bombardier Inc. - Class B (a)	18	6
Brookfield Asset Management Inc. - Class A	7	314
CAE Inc.	2	27
Cameco Corp.	4	27
Canadian Apartment Properties REIT	1	15
Canadian Imperial Bank of Commerce (b)	4	204
Canadian National Railway Co.	6	435
Canadian Natural Resources Ltd. (b)	9	127
Canadian Pacific Railway Ltd.	1	243
Canadian Tire Corporation, Limited - Class A	1	30
Canadian Utilities Limited - Class A	1	21
Canopy Growth Corporation (a) (b)	2	25
CCL Industries Inc. - Class B	1	39

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Cenovus Energy Inc. (b)	9	17
CGI Inc. (a)	2	103
CI Financial Corp. (b)	2	19
Constellation Software Inc.	—	182
Cronos Group Inc. (a) (b)	2	9
Dollarama Inc.	2	67
Emera Inc.	2	75
Empire Company Limited - Class A	1	25
Enbridge Inc.	16	468
Fairfax Financial Holdings Ltd.	—	61
First Capital Realty Inc.	1	6
First Quantum Minerals Ltd	6	29
Fortis Inc.	3	131
Franco-Nevada Corporation	2	150
George Weston Ltd.	1	44
Gildan Activewear Inc.	2	22
Great-West Lifeco Inc.	2	36
H&R Real Estate Investment Trust	1	8
Husky Energy Inc. (a) (b)	3	8
Hydro One Limited	3	49
iA Financial Corporation Inc.	1	25
IGM Financial Inc.	1	13
Imperial Oil Ltd.	2	25
Intact Financial Corporation	1	95
Inter Pipeline Ltd. (b)	3	20
Keyera Corp.	2	16
Kinross Gold Corporation (a)	9	38
Kirkland Lake Gold Ltd.	2	62
Loblaw Cos. Ltd.	1	72
Lululemon Athletica Inc. (a)	1	169
Lundin Mining Corp. (b)	5	18
Magna International Inc.	2	70
Manulife Financial Corp.	16	196
Methanex Corporation	1	7
Metro Inc.	2	83
National Bank of Canada	3	104
Nutrien Ltd. (b)	5	156
ONEX Corporation	1	26
Open Text Corporation	2	77
Parkland Fuel Corporation	1	18
Pembina Pipeline Corporation (b)	4	79
Power Corporation of Canada (b)	4	68
Prairiesky Royalty Ltd. (b)	2	10
Quebecor Inc. - Class B	1	27
Restaurant Brands International Limited Partnership	2	89
RioCan REIT	1	13
Rogers Communications Inc. - Class B	3	117
Royal Bank of Canada	11	699
Saputo Inc.	2	46
Shaw Communications Inc. - Class B	4	62
Shopify Inc. - Class A (a)	1	335
SmartCentres Real Estate Investment Trust	1	8
Sun Life Financial Inc.	4	145
Suncor Energy Inc.	12	191
TC Energy Corporation	7	324
Teck Resources Ltd. - Class B	4	31
TELUS Corp.	3	47
The Bank of Nova Scotia	10	392
The Stars Group Inc. (a)	2	35
The Toronto-Dominion Bank	14	607
Thomson Reuters Corporation	2	111
West Fraser Timber Co. Ltd.	1	10
Wheaton Precious Metals Corp.	4	99
WSP Canada Inc. (b)	1	51
		8,834
Germany 2.5%
Adidas AG	1	325
Allianz SE	3	565
Aroundtown SA	9	46
BASF SE	7	342
Bayer AG	8	450
Bayerische Motoren Werke AG	3	136
Beiersdorf AG	1	78
Brenntag AG	1	47
Carl Zeiss Meditec AG	—	26
Ceconomy AG	2	14
Continental AG	1	63
Covestro AG	1	44
Daimler AG	7	213
Delivery Hero SE (a)	1	65
Deutsche Bank Aktiengesellschaft	16	102
Deutsche Boerse AG	2	208
Deutsche Lufthansa AG	2	20
Deutsche Post AG	8	212
Deutsche Telekom AG	26	341
Dresdner Bank AG	8	30
DW Property Invest GmbH	3	110
E.ON SE	18	183
Evonik Industries AG	1	30
Fraport AG Frankfurt Airport Services Worldwide	—	15
Fresenius Medical Care AG & Co. KGaA	2	111
Fresenius SE & Co. KGaA	3	123
GEA Group AG	1	23
Hannover Rueck SE	—	70
HeidelbergCement AG	1	50
Henkel AG & Co. KGaA	1	59
Hochtief AG	—	11
Infineon Technologies AG	10	140
Kion Group AG	1	22
Knorr - Bremse Aktiengesellschaft	—	28
LANXESS Aktiengesellschaft	1	29
Merck KGaA	1	105
MTU Aero Engines AG	—	60
Muenchener Rueckversicherungs AG	1	229
Puma SE	1	38
RWE AG	4	115
SAP SE	8	869
Siemens AG	6	517
Siemens Healthineers AG	1	48
Symrise AG	1	95
Telefonica Deutschland Holding AG	7	16
ThyssenKrupp AG (a)	3	17
Uniper SE	2	39
United Internet AG	1	21
Volkswagen AG	—	32
Vonovia SE	4	205
Wirecard AG	1	110
Zalando SE (a)	1	38
		6,885
Australia 2.0%
AGL Energy Limited	5	48
Alumina Ltd.	22	20
Amcor Ltd.	13	103
AMP Ltd. (a)	26	21
APA Group	10	63
Aristocrat Leisure Ltd.	4	58
ASX Ltd.	2	74
Aurizon Holdings Limited	16	40
AusNet Services Holdings Pty Ltd	17	17
Australia & New Zealand Banking Group Ltd.	22	234
Bendigo and Adelaide Bank Ltd.	4	17
BHP Group PLC	16	255
BHP Group PLC	23	414
BlueScope Steel Ltd.	4	20
Boral Ltd.	11	13
Brambles Limited	12	80
Caltex Australia Ltd.	2	26
Challenger Financial Services Group Ltd.	5	11
CIMIC Group Limited	1	12
Coca-Cola Amatil Ltd.	4	24
Cochlear Ltd.	—	53
Coles Group Limited	9	81
Commonwealth Bank of Australia	14	536
Computershare Ltd.	4	22
Crown Resorts Limited	3	13
CSL Ltd.	4	645
DEXUS Funds Management Limited	9	51
Flight Centre Ltd. (b) (e)	1	3

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Fortescue Metals Group Ltd.	11	66
Goodman Funding Pty Ltd	12	93
GPT Group	16	36
Harvey Norman Holdings Ltd. (b)	5	9
Incitec Pivot Ltd.	12	15
Insurance Australia Group Ltd.	18	69
LendLease Corp. Ltd.	4	27
Macquarie Group Limited	3	139
Magellan Financial Group Ltd	1	25
Medibank Private Limited	22	35
Mirvac Group	30	38
National Australia Bank Ltd.	23	232
Newcrest Mining Ltd.	6	88
Oil Search Ltd.	11	16
Orica Ltd.	3	27
Origin Energy Ltd.	15	40
Qantas Airways Ltd.	5	9
QBE Insurance Group Ltd.	11	57
Ramsay Health Care Ltd.	1	39
REA Group Ltd. (b)	—	18
Rio Tinto Ltd.	3	152
Santos Ltd.	15	31
Scentre Group Limited	43	41
SEEK Limited (b)	2	22
Sonic Health Care Ltd.	4	53
South32 Limited	41	43
Stockland	19	29
Suncorp Group Ltd.	10	55
Sydney Airport Corporation Limited	8	29
Tabcorp Holdings Ltd.	16	24
Telstra Corp. Ltd.	34	64
TPG Telecom Ltd.	3	15
Transurban Group	21	158
Treasury Wine Estates Limited	6	38
Vicinity Centres RE Ltd	26	17
Washington H Soul Pattinson & Co. Ltd.	1	7
Wesfarmers Ltd.	9	186
Westpac Banking Corporation	28	287
Wisetech Global Limited (b)	1	10
Woodside Petroleum Ltd.	7	83
Woolworths Group Ltd.	10	210
WorleyParsons Ltd. (b)	2	9
		5,595
Netherlands 1.7%
ABN AMRO Bank N.V. - CVA	4	30
Adyen B.V. (a)	—	70
Aegon NV	15	38
Airbus SE	5	303
Akzo Nobel N.V.	2	100
Altice N.V. (a)	4	17
ASML Holding	3	897
CNH Industrial N.V.	8	45
Heineken Holding N.V.	1	67
Heineken NV	2	172
ING Groep N.V.	30	158
Just Eat Takeaway.Com N.V. (a)	1	67
Koninklijke Ahold Delhaize N.V.	8	198
Koninklijke DSM N.V.	1	161
Koninklijke KPN N.V.	29	68
Koninklijke Philips N.V.	7	288
Koninklijke Vopak N.V.	1	33
LyondellBasell Industries N.V. - Class A	2	105
NN Group N.V.	2	63
NXP Semiconductors N.V.	2	186
Prosus N.V. (a)	4	269
Randstad NV	1	32
Royal Dutch Shell PLC - Class A	33	575
Royal Dutch Shell PLC - Class B	30	497
Unibail-Rodamco SE (b)	1	61
Wolters Kluwer NV	2	147
		4,647
Hong Kong 1.1%
AIA Group Limited	96	867
ASM Pacific Technology Ltd.	2	22
Bank of East Asia Ltd.	11	24
BOC Hong Kong Holdings Ltd.	30	83
Budweiser Brewing Company APAC Limited (a)	10	25
CK Asset Holdings Limited	21	119
CK Hutchison Holdings Limited	21	144
CK Infrastructure Holdings Limited	5	28
CLP Holdings Ltd.	13	119
Dairy Farm International Holdings Ltd.	2	11
Galaxy Entertainment Group Ltd.	17	90
Hang Lung Properties Ltd.	17	35
Hang Seng Bank Ltd.	6	99
Henderson Land Development Co. Ltd.	11	43
HK Electric Investments Limited	23	23
HKT Trust	28	38
Hong Kong & China Gas Co. Ltd.	77	127
Hong Kong Exchanges & Clearing Ltd.	9	282
Hongkong Land Holdings Ltd.	9	35
Jardine Matheson Holdings Ltd.	2	86
Kerry Properties Ltd.	6	16
Link Real Estate Investment Trust	17	143
Melco Resorts & Entertainment Ltd. - ADR	2	22
MTR Corp.	12	64
New World Development Ltd.	50	54
NWS Holdings Ltd.	14	14
PCCW Ltd.	39	21
Power Assets Holdings Ltd.	11	65
Sino Land Co.	24	30
SJM Holdings Limited	18	15
Sun Hung Kai Properties Ltd.	12	158
Swire Pacific Ltd. - Class A	4	27
Swire Properties Limited	10	29
Techtronic Industries Company Limited	10	64
Vitasoy International Holdings Ltd. (b)	6	18
WH Group Limited	72	68
Wharf Real Estate Investment Company Limited (b)	10	41
Wheelock & Co. Ltd.	7	47
Yue Yuen Industrial Holdings Ltd.	7	11
		3,207
Ireland 1.1%
Accenture Public Limited Company - Class A	5	819
AIB Group Public Limited Company	6	7
Allegion Public Limited Company	1	68
Allergan Public Limited Company	3	462
Bank of Ireland Group Public Limited Company	8	15
CRH Plc	6	171
Flutter Entertainment Public Limited Company	1	56
James Hardie Industries Public Limited Company - CDI	3	38
Kerry Group Plc - Class A	1	140
Kingspan Group Plc	1	67
Medtronic Public Limited Company	11	955
Pentair Public Limited Company	1	39
Seagate Technology Public Limited Company	2	97
Smurfit Kappa Funding Designated Activity Company	2	52
		2,986
Sweden 0.9%
Aktiebolaget Electrolux - Class B	2	22
Aktiebolaget Industrivarden - Class C	2	29
Aktiebolaget SKF - Class B (b)	3	40
Aktiebolaget Volvo - Class B	12	140
Alfa Laval AB	3	45
Assa Abloy AB - Class B	8	151
Atlas Copco Aktiebolag - Class A	5	178
Atlas Copco Aktiebolag - Class B	3	90
Boliden AB	2	40
Epiroc Aktiebolag - Class A	5	51
Epiroc Aktiebolag - Class B	3	33
Essity Aktiebolag (publ) - Class B	5	142
Hennes & Mauritz AB - Class B (b)	6	81
Hexagon Aktiebolag - Class B	2	87
Husqvarna Aktiebolag - Class B	4	19
ICA Gruppen Aktiebolag	1	30
Investor AB - Class B	4	166

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Kinnevik Media Holding AB	2	31
L E Lundbergforetagen AB - Series B	1	28
Lundin Petroleum AB	1	26
Nordea Bank Abp	26	143
Sandvik AB	9	125
Securitas AB - Class B	2	25
Skandinaviska Enskilda Banken AB - Class A	13	85
Skanska AB - Class B	3	40
Svenska Handelsbanken AB - Class A	12	99
Swedbank AB - Class A	7	78
Swedish Match AB (b)	1	74
Tele2 AB - Class B	4	53
Telefonaktiebolaget LM Ericsson - Class B	25	201
Telia Co. AB (b)	22	77
		2,429
Spain 0.8%
ACS, Actividades de Construccion y Servicios, S.A.	2	35
AENA, S.M.E., S.A.	1	58
Amadeus IT Group SA	3	163
Banco Bilbao Vizcaya Argentaria SA	53	166
Banco de Sabadell, S.A.	49	25
Banco Santander, S.A.	132	319
Bankia SA (b)	9	10
Bankinter SA	6	22
CaixaBank, S.A.	28	52
Cellnex Telecom, S.A.	2	89
Enagas SA	2	34
Endesa SA	3	54
Ferrovial, S.A.	4	92
Grifols, S.A. - Class A	2	82
Iberdrola, Sociedad Anonima	48	477
Industria de Diseno Textil, S.A.	9	223
MAPFRE, S.A.	10	16
Naturgy Energy Group SA	2	40
Red Electrica Corporacion, S.A.	4	64
Repsol SA	11	98
Siemens Gamesa Renewable Energy, S.A.	2	32
Telefonica SA	37	170
		2,321
Denmark 0.7%
A P Moller - Maersk A/S - Class A	—	23
A P Moller - Maersk A/S - Class B (b)	—	47
Carlsberg A/S - Class B	1	96
Chr. Hansen Holding A/S	1	61
Coloplast A/S - Class B	1	136
Danske Bank A/S	5	56
Demant A/S (a)	1	19
DSV Panalpina A/S	2	147
Genmab A/S (a)	1	108
H Lundbeck A/S	1	18
ISS A/S	1	17
Novo Nordisk A/S - Class B	14	846
Novozymes A/S - Class B	2	80
Orsted A/S	1	141
Pandora A/S	1	24
Tryg A/S	1	25
Vestas Wind Systems A/S	2	122
		1,966
Italy 0.7%
Assicurazioni Generali SpA	9	122
Atlantia SpA	4	49
Davide Campari-Milano S.p.A.	5	34
Enel SpA	65	450
ENI SpA	21	207
Exor Nederland N.V.	1	45
Ferrari N.V.	1	148
Finecobank Banca Fineco SPA	5	42
Intesa Sanpaolo SpA	117	194
Leonardo S.p.A.	3	20
Mediobanca SpA	5	28
Moncler S.p.A.	1	57
Pirelli & C. S.p.A.	3	10
Poste Italiane - Societa' Per Azioni	4	34
Prysmian S.p.A.	2	30
Recordati Industria Chimica E Farmaceutica S.p.A.	1	39
Snam Rete Gas SpA	15	69
Telecom Italia SpA	55	22
Telecom Italia SpA (a)	80	33
Terna – Rete Elettrica Nazionale S.p.A.	11	73
UniCredit S.p.A.	16	126
		1,832
Singapore 0.4%
Ascendas REIT	22	44
CapitaLand Commercial Trust	23	25
CapitaLand Ltd.	20	40
CapitaMall Trust	22	28
City Developments Ltd.	4	18
ComfortDelgro Corp. Ltd.	20	21
DBS Group Holdings Ltd.	14	182
Flex Ltd. (a)	4	37
Genting Singapore Limited	54	26
Jardine Cycle & Carriage Ltd.	1	12
Keppel Corporation Limited (b)	11	42
Mapletree Commercial Trust Management Ltd. (d)	13	17
Oversea-Chinese Banking Corporation Limited	26	156
Sembcorp Industries Ltd	9	10
Singapore Airlines Ltd. (b)	5	19
Singapore Airport Terminal Services Ltd.	6	14
Singapore Exchange Ltd.	6	39
Singapore Press Holdings Ltd. (b)	15	19
Singapore Technologies Engineering Ltd.	10	23
Singapore Telecommunications Limited	64	115
Suntec Real Estate Investment Trust	16	14
United Overseas Bank Ltd.	10	135
UOL Group Ltd.	4	20
Venture Corp. Ltd.	2	18
Wilmar International Limited	14	32
Yangzijiang Shipbuilding (Holdings) Ltd.	21	12
		1,118
Finland 0.3%
Elisa Oyj	1	69
Fortum Oyj	4	54
Kone Corporation - Class B	3	147
Metso Oyj	1	19
Neste Oyj	3	111
Nokia Oyj	44	138
Nokian Renkaat Oyj	1	25
Orion Oyj - Class B (b)	1	31
Sampo Oyj - Class A	4	105
Stora Enso Oyj - Class R	5	46
UPM-Kymmene Oyj (b)	4	118
Wartsila Oyj	4	26
		889
Belgium 0.3%
ageas SA/NV	1	62
Anheuser-Busch InBev	6	271
Colruyt SA	—	20
Galapagos (a)	—	69
Groupe Bruxelles Lambert SA	1	50
KBC Groep NV	2	90
Proximus	1	31
Solvay SA	1	44
Telenet Group Holding	—	9
UCB SA	1	91
Umicore	2	52
		789
Israel 0.2%
Azrieli Group Ltd.	—	22
Bank Hapoalim BM	10	57
Bank Leumi Le-Israel BM	12	64
Check Point Software Technologies Ltd (a)	1	98
CyberArk Software Ltd. (a)	—	21
Elbit Systems Ltd.	—	28
Israel Chemicals Ltd.	5	17
Israel Discount Bank Ltd. - Class A	8	23
Mizrahi Tefahot Bank Ltd.	1	24
Nice Ltd. (a)	—	72

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Teva Pharmaceutical Industries Ltd - ADR (a)	9	81
Wix.Com Ltd. (a)	—	36
		543
Norway 0.2%
Aker ASA	1	9
DNB Bank ASA	8	86
Equinor ASA	8	101
Gjensidige Forsikring ASA	2	30
Mowi ASA	4	54
Norsk Hydro ASA	12	26
Orkla ASA	6	54
Schibsted ASA - Class B	1	15
Telenor ASA	6	82
Yara International ASA	1	44
		501
New Zealand 0.1%
a2 Milk Co. Ltd. (a)	6	61
Auckland International Airport Limited	7	21
Fisher & Paykel Healthcare Corp.	4	80
Fletcher Building Ltd.	6	13
Mercury NZ Limited	4	11
Meridian Energy Limited	9	22
Ryman Healthcare Ltd.	3	18
Spark New Zealand Ltd.	14	33
		259
Argentina 0.1%
MercadoLibre S.R.L (a)	—	176
Portugal 0.1%
Energias de Portugal SA	20	79
Galp Energia, SGPS, S.A.	4	47
Jeronimo Martins, SGPS, S.A.	2	40
		166
Austria 0.1%
Andritz AG	1	21
Erste Group Bank AG	2	44
OMV AG	1	32
Raiffeisen Bank International AG	1	19
Verbund AG	1	18
Voestalpine AG (b)	1	21
		155
Bermuda 0.1%
Arch Capital Group Ltd. (a)	3	95
RenaissanceRe Holdings Ltd	—	55
		150
Luxembourg 0.0%
ArcelorMittal	6	53
Millicom International Cellular SA - SDR	1	17
SES S.A. - FDR	3	16
Tenaris SA	3	21
		107
Macau 0.0%
Sands China Ltd.	20	73
Wynn Macau, Limited	14	21
		94
China 0.0%
BeiGene, Ltd. - ADR (a)	—	38
United Arab Emirates 0.0%
NMC Health PLC (f)	1	1
Total Common Stocks (cost $297,866)		276,753
PREFERRED STOCKS 0.2%
Germany 0.2%
Bayerische Motoren Werke AG	—	21
Fuchs Petrolub SE	1	22
Henkel AG & Co. KGaA (g)	1	113
Porsche Automobil Holding SE (g)	1	54
Sartorius AG	—	71
Volkswagen AG (g)	1	169
		450
Switzerland 0.0%
Lindt & Spruengli AG (g)	—	76
Schindler Holding AG (g)	—	74
		150
Total Preferred Stocks (cost $757)		600
SHORT TERM INVESTMENTS 1.5%
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (h)	3,097	3,097
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (h)	783	783
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.21%, 06/18/20 (i) (j)	215	215
0.15%, 02/25/21 (i) (j)	26	26
		241
Total Short Term Investments (cost $4,121)		4,121
Total Investments 101.3% (cost $302,744)		281,474
Other Derivative Instruments (0.0)%		(73)
Other Assets and Liabilities, Net (1.3)%		(3,428)
Total Net Assets 100.0%		277,973

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Convertible security.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) The coupon rate represents the yield to maturity.

JNL/Mellon MSCI World Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mapletree Commercial Trust Management Ltd.	11/26/19	23	17	—
TUI AG	09/21/17	69	18	—
		92	35	—

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	354	—	23	2	(6)	(107)	218	0.1%
Prudential Public Limited Company	401	—	—	6	—	(136)	265	0.1%
	755	—	23	8	(6)	(243)	483	0.2%

JNL/Mellon MSCI World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	11	June 2020	EUR	287	4	17
FTSE 100 Index	2	June 2020	GBP	101	2	13
S&P 500 Index	8	June 2020		1,041	(20)	(14)
S&P/ASX 200 Index	1	June 2020	AUD	127	(1)	1
S&P/TSX 60 Index	1	June 2020	CAD	163	3	—
Topix Index	2	June 2020	JPY	27,151	(2)	7
					(14)	24

JNL/Mellon MSCI World Index Fund – Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	JPM	06/17/20	AUD	203	125	(8)
AUD/USD	JPM	06/17/20	AUD	59	36	2
AUD/USD	UBS	06/17/20	AUD	53	32	1
CAD/USD	BCL	06/17/20	CAD	184	131	(3)
CAD/USD	MSC	06/17/20	CAD	35	25	—
EUR/USD	BCL	06/17/20	EUR	133	147	—
EUR/USD	CSI	06/17/20	EUR	87	96	(2)
EUR/USD	JPM	06/17/20	EUR	121	134	2
EUR/USD	UBS	06/17/20	EUR	376	416	(12)
GBP/USD	HSB	06/17/20	GBP	220	274	(11)
GBP/USD	MSC	06/17/20	GBP	46	57	2
JPY/USD	JPM	06/17/20	JPY	31,601	294	(8)
JPY/USD	JPM	06/17/20	JPY	7,896	74	2
USD/AUD	JPM	06/17/20	AUD	(119)	(73)	—
USD/AUD	MSC	06/17/20	AUD	(132)	(81)	(3)
USD/CAD	JPM	06/17/20	CAD	(143)	(102)	(2)
USD/CAD	JPM	06/17/20	CAD	(20)	(14)	—
USD/EUR	CIT	06/17/20	EUR	(47)	(52)	(1)
USD/EUR	CIT	06/17/20	EUR	(83)	(92)	—
USD/EUR	JPM	06/17/20	EUR	(151)	(167)	(3)
USD/EUR	JPM	06/17/20	EUR	(163)	(180)	—
USD/EUR	SGA	06/17/20	EUR	(103)	(113)	1
USD/GBP	JPM	06/17/20	GBP	(173)	(217)	(12)
USD/JPY	BCL	06/17/20	JPY	(12,845)	(120)	(3)
USD/JPY	JPM	06/17/20	JPY	(4,517)	(42)	(1)
USD/JPY	JPM	06/17/20	JPY	(10,111)	(94)	—
					494	(59)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 97.9%
Information Technology 46.4%
Adobe Inc. (a)	180	57,157
Advanced Micro Devices, Inc. (a)	415	18,865
Analog Devices, Inc.	136	12,220
ANSYS, Inc. (a)	31	7,287
Apple Inc.	1,293	328,854
Applied Materials, Inc.	344	15,764
ASML Holding - ADR	28	7,193
Autodesk, Inc. (a)	81	12,681
Automatic Data Processing, Inc.	161	22,041
Broadcom Inc.	147	34,878
Cadence Design Systems Inc. (a)	103	6,833
CDW Corp.	53	4,934
Check Point Software Technologies Ltd (a)	56	5,633
Cisco Systems, Inc.	1,574	61,874
Citrix Systems Inc.	47	6,721
Cognizant Technology Solutions Corp. - Class A	205	9,526
Fiserv, Inc. (a)	252	23,940
Intel Corporation	1,614	87,368
Intuit Inc.	97	22,316
KLA-Tencor Corp.	59	8,424
Lam Research Corp.	54	12,961
Maxim Integrated Products, Inc.	100	4,840
Microchip Technology Incorporated (b)	88	5,972
Micron Technology, Inc. (a)	412	17,343
Microsoft Corporation	2,220	350,175
NetApp, Inc.	85	3,548
NetEase, Inc. - ADR	27	8,701
NVIDIA Corporation	227	59,852
NXP Semiconductors N.V.	105	8,677
Paychex Inc.	134	8,429
Paypal Holdings, Inc. (a)	436	41,702
Qualcomm Incorporated	423	28,641
Skyworks Solutions, Inc.	63	5,609
Splunk Inc. (a)	56	7,045
Synopsys Inc. (a)	56	7,185
Texas Instruments Incorporated	347	34,644
VeriSign, Inc. (a)	44	7,852
Western Digital Corporation	110	4,598
Workday, Inc. - Class A (a)	61	7,935
Xilinx, Inc.	94	7,297
		1,387,515
Communication Services 19.7%
Activision Blizzard, Inc.	286	17,019
Alphabet Inc. - Class A (a)	100	116,234
Alphabet Inc. - Class C (a)	100	116,243
Baidu, Inc. - Class A - ADR (a)	104	10,434
Charter Communications, Inc. - Class A (a)	80	34,755
Comcast Corporation - Class A	1,685	57,914
Electronic Arts Inc. (a)	109	10,951
Facebook, Inc. - Class A (a)	700	116,799
Fox Corporation - Class A	134	3,176
Fox Corporation - Class B	94	2,146
Liberty Global PLC - Class A (a)	71	1,169
Liberty Global PLC - Class C (a)	163	2,567
Netflix, Inc. (a)	163	61,056
Sirius XM Holdings Inc. (b)	1,656	8,179
Take-Two Interactive Software Inc. (a)	42	4,947
T-Mobile USA, Inc. (a)	317	26,609
		590,198
Consumer Discretionary 15.2%
Amazon.com, Inc. (a)	144	281,341
Booking Holdings Inc. (a)	16	20,983
Dollar Tree Inc. (a)	87	6,414
eBay Inc.	305	9,155
Expedia Group, Inc.	53	2,973
JD.com, Inc. - Class A - ADR (a)	343	13,896
Lululemon Athletica Inc. (a)	46	8,731
Marriott International, Inc. - Class A	121	9,049
MercadoLibre S.R.L (a)	19	9,090
O'Reilly Automotive, Inc. (a)	28	8,527
Ross Stores Inc.	134	11,643
Starbucks Corporation	438	28,785
Tesla Inc. (a)	67	35,032
Trip.Com Group Limited - ADR (a)	193	4,517
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	22	3,921
		454,057
Health Care 7.5%
Alexion Pharmaceuticals, Inc. (a)	83	7,409
Align Technology, Inc. (a)	29	5,051
Amgen Inc.	220	44,683
Biogen Inc. (a)	67	21,269
BioMarin Pharmaceutical Inc. (a)	66	5,591
Cerner Corp.	116	7,313
Gilead Sciences, Inc.	469	35,075
IDEXX Laboratories, Inc. (a)	32	7,720
Illumina, Inc. (a)	54	14,858
Incyte Corporation (a)	79	5,813
Intuitive Surgical, Inc. (a)	43	21,327
Regeneron Pharmaceuticals, Inc. (a)	40	19,636
Seattle Genetics Inc. (a)	63	7,294
Vertex Pharmaceuticals Incorporated (a)	96	22,801
		225,840
Consumer Staples 5.8%
Costco Wholesale Corporation	164	46,732
Kraft Heinz Foods Company	457	11,311
Mondelez International, Inc. - Class A	534	26,731
Monster Beverage 1990 Corporation (a)	199	11,192
PepsiCo, Inc.	517	62,143
Walgreens Boots Alliance, Inc.	330	15,117
		173,226
Industrials 2.2%
American Airlines Group Inc. (b)	162	1,978
Cintas Corp.	39	6,709
Copart Inc. (a)	86	5,874
CoStar Group, Inc. (a)	14	8,053
CSX Corp.	291	16,696
Fastenal Co.	213	6,653
PACCAR Inc.	129	7,854
United Airlines Holdings, Inc. (a)	95	2,984
Verisk Analytics, Inc.	61	8,545
		65,346
Utilities 0.8%
Exelon Corporation	362	13,320
Xcel Energy Inc.	198	11,966
		25,286
Financials 0.3%
Willis Towers Watson Public Limited Company (b)	48	8,169
Total Common Stocks (cost $2,134,900)		2,929,637
SHORT TERM INVESTMENTS 2.3%
Investment Companies 1.7%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	50,430	50,430
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	11,761	11,761
U.S. Treasury Bill 0.2%
Treasury, United States Department of
0.21%, 06/18/20 (e) (f)	936	936
0.05%, 12/31/20 (e) (f)	1,199	1,198
0.15%, 02/25/21 (e) (f)	3,180	3,175
		5,309
Total Short Term Investments (cost $67,504)		67,500
Total Investments 100.2% (cost $2,202,404)		2,997,137
Other Derivative Instruments (0.0)%		(462)
Other Assets and Liabilities, Net (0.2)%		(5,585)
Total Net Assets 100.0%		2,991,090

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	378	June 2020	57,918	(462)	946

Currency:

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	NASDAQ - National Association of Securities Dealers Automated Quotations
ADR - American Depositary Receipt	S&P - Standard & Poor's
ASX - Australian Stock Exchange	SDR - Swedish Depositary Receipt
FDR - Fiduciary Depositary Receipt	TSX - Toronto Stock Exchange
FTSE - Financial Times and the London Stock Exchange	U.S. - United States

Counterparty Abbreviations:

BCL - Barclays Capital Inc.	JPM - JPMorgan Chase Bank, N.A.
CIT - Citibank, Inc.	MSC - Morgan Stanley & Co., Incorporated
CSI - Credit Suisse Securities, LLC	SGA - SG Americas Securities LLC
HSB - HSBC Securities Inc.	UBS - UBS Securities LLC

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Short Term Investments in Affiliates

Certain Funds invested in a money market fund managed by Jackson National Asset Management, LLC ("JNAM"). The JNL Government Money Market Fund is offered as a cash management tool to JNL Variable Fund LLC (the “Funds”) and its affiliates and is not available for direct purchase by members of the public. JNAM serves as the investment Adviser and Administrator for the JNL Government Money Market Fund. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended March 31, 2020. The following table details the investments held during the period ended March 31, 2020.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Mellon Communication Services Sector Fund	757	13,663	13,343	2	1,077	0.8
JNL/Mellon Consumer Discretionary Sector Fund	2,459	49,190	43,636	6	8,013	0.9
JNL/Mellon Dow Index Fund	6,884	60,418	53,241	20	14,061	1.9
JNL/Mellon Energy Sector Fund	3,526	47,900	42,870	7	8,556	1.6
JNL/Mellon Financial Sector Fund	3,673	52,104	48,437	9	7,340	0.9
JNL/Mellon Healthcare Sector Fund	3,613	100,211	85,566	14	18,258	0.7
JNL/Mellon Information Technology Sector Fund	3,197	117,603	82,174	39	38,626	1.3
JNL/Mellon MSCI World Index Fund	5,804	10,257	15,278	10	783	0.3
JNL/Mellon Nasdaq 100 Index Fund	61,640	155,410	166,620	142	50,430	1.7

JNL Securities Lending Collateral Fund. Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. JNAM serves as the Advisor and Administrator for the JNL Securities Lending Collateral Fund. The Funds receive income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the JNL Securities Lending Collateral Fund during the period ended March 31, 2020.

Securities Lending and Securities Lending Collateral. All Funds participate in agency based securities lending programs. JPM Chase and State Street (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the Investment Company Act of 1940 and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee, accrued daily and payable monthly, for investment advisory services.

Security Valuation. Under the Funds' valuation policy and procedures, the Funds’ Board of Managers ("Board" or "Managers") has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Funds and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The net asset value ("NAV") of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities as of March 31, 2020 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	130,521	—	—	130,521
Short Term Investments	3,034	234	—	3,268
	133,555	234	—	133,789

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Communication Services Sector Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	76	—	—	76
	76	—	—	76
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	929,684	—	—	929,684
Rights	—	—	1	1
Short Term Investments	29,027	1,560	—	30,587
	958,711	1,560	1	960,272
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	679	—	—	679
	679	—	—	679
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	735,281	—	—	735,281
Short Term Investments	14,061	1,312	—	15,373
	749,342	1,312	—	750,654
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	662	—	—	662
	662	—	—	662
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	549,404	—	—	549,404
Short Term Investments	24,063	784	—	24,847
	573,467	784	—	574,251
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	10	—	—	10
	10	—	—	10
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	836,031	—	—	836,031
Rights	—	—	3	3
Short Term Investments	21,667	1,086	—	22,753
	857,698	1,086	3	858,787
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(102)	—	—	(102)
	(102)	—	—	(102)
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	2,759,947	—	—	2,759,947
Rights	—	—	63	63
Short Term Investments	71,618	3,100	—	74,718
	2,831,565	3,100	63	2,834,728
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	933	—	—	933
	933	—	—	933
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	2,891,878	—	—	2,891,878
Short Term Investments	79,202	2,240	—	81,442
	2,971,080	2,240	—	2,973,320
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	460	—	—	460
	460	—	—	460
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(107)	—	—	(107)
	(107)	—	—	(107)
JNL/Mellon MSCI World Index Fund
Assets - Securities
Common Stocks	189,664	87,086	3	276,753
Preferred Stocks	600	—	—	600
Short Term Investments	3,880	241	—	4,121
	194,144	87,327	3	281,474
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	38	—	—	38
Open Forward Foreign Currency Contracts	—	10	—	10
	38	10	—	48
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(14)	—	—	(14)
Open Forward Foreign Currency Contracts	—	(69)	—	(69)
	(14)	(69)	—	(83)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	2,929,637	—	—	2,929,637
Short Term Investments	62,191	5,309	—	67,500
	2,991,828	5,309	—	2,997,137
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	946	—	—	946
	946	—	—	946

1Investments in Other Financial Instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 3 for the period ended March 31, 2020. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at March 31, 2020.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.